UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line, 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2015

Small Cap Fund	Long-Short Fund
Small-Mid Cap Fund	Research Opportunities Fund
Mid Cap Fund	Financial Long-Short Fund
Large Cap Fund	Strategic Income Fund
Select Fund

This material must be preceded or accompanied by a current prospectus.

Not FDIC Insured. May Lose Value. No Bank Guarantee.

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by BHIL Distributors, Inc. (Member FINRA), an affiliated company. Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to provide this 2015 mid-year update for the Diamond Hill Funds. At Diamond Hill, we believe in true active portfolio management, managing high conviction, concentrated portfolios constructed independent of benchmark weights. Our intrinsic value investment philosophy is shared by all of our portfolio managers, allowing us to apply our investment discipline consistently across all strategies. We have intentionally structured our firm to maximize the potential to generate returns for our clients in excess of a passive alternative. Significant personal investment in our strategies helps to eliminate conflicts of interest, and portfolio manager incentives are structured to reward the long-term success of our clients. Our long-term investment horizon also allows us to focus on company fundamentals rather than short-term market noise. Finally, our portfolio managers have the authority to close their strategies before they reach an asset size where they believe they can no longer add sufficient value, protecting existing clients. With this in mind, we closed the Diamond Hill Long-Short Fund to most new investors effective June 12, 2015.

2015 Year-to-Date Market Review

U.S. equity markets rose during the first six months of 2015 with the Russell 1000 and Russell 3000 Indexes posting total returns of 1.71% and 1.94%, respectively. During the first quarter of 2015, equity markets were bolstered by accommodative central bank monetary policies around the globe and signs of stabilization in certain troubled economies. Exceptionally low interest rates encouraged investors to continue to seek riskier, but potentially more rewarding, assets for investment.

Near the end of the second quarter, U.S. equity markets pulled back from the record highs set in May with broad market benchmarks squeezing out a slightly positive total return for the quarter. The turning point in the quarter came with the news that Greece was likely to default on its debt. This, coupled with a slowing in corporate profit growth and the prospect of rising interest rates, was enough to send investors to the sidelines. Although these macro events influenced the broader market returns during the quarter, we do not expect the Greek debt crisis to have any material fundamental impact on the companies that we own. Any large scale default will likely influence global interest rates; but our fundamental view of a company’s underlying economic value is independent of interest rates.

Sector Results

Year-to-date, within the Russell 1000 Index of primarily large cap stocks, the health care sector (+11%) was the best performer, while utilities (-5%) was the worst performing sector. Health care benefited from continued significant merger and acquisition (M&A) activity as well the Supreme Court ruling on the Affordable Care Act in June. The ruling cleared the way for federal subsidies for health care recipients, which benefits hospitals and other health care service providers as more people will be covered for services. The ruling also removed lingering uncertainty for investors in these companies. The decline in companies within the utilities sector primarily reflected the anticipated hike in interest rates later this

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	1

Letter to Shareholders

year. Utility stocks have performed well in the recent low interest rate environment as investors seeking income invested in high dividend-yielding stocks.

Large cap stocks underperformed small cap stocks through the first half of 2015 as large multinational company earnings were negatively impacted by a stronger dollar. As a result, the Russell 1000 Index was up 1.71% year-to-date, compared to a 4.75% increase in the Russell 2000 Index.

Market Outlook

While the Fed may take initial steps to normalize monetary policy this year, we expect interest rates to remain at historically low levels, reflecting modest economic growth and inflation expectations that are below the Fed’s long-term target. The continued strength of the U.S. dollar is playing a key role in these developments as its relative appreciation has created new headwinds for growth while also pushing down commodity prices. The modest deleveraging of the U.S. household sector over the past few years continues to be a positive story. These lower debt levels combined with very low interest rates have allowed consumer debt-service burdens to improve to very low levels by historical standards.

Although the U.S. economy appears to be healing at a steady pace and set to maintain its 2-3% growth heading into next year, we continue to expect positive but below average equity market returns over the next five years. Our conclusion is primarily based on the combination of above average price/earnings multiples applied to already very strong levels of corporate profit margins, which likely tempers prospective returns. This expectation also seems consistent with the current interest rate environment. We believe that we can achieve better-than-market returns over the next five years through active portfolio management and stock selection independent of benchmark weights.

Chris Welch, CFA Portfolio Manager, Co-Chief Investment Officer	Austin Hawley, CFA Portfolio Manager, Co-Chief Investment Officer

The views expressed are those of the portfolio managers as of June 30, 2015, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

2	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Our Mission

At Diamond Hill, we serve our clients by providing investment strategies that deliver lasting value through a shared commitment to our intrinsic value-based investment philosophy, long-term perspective, disciplined approach and alignment with our clients’ interests.

VALUE

We believe market price and intrinsic value are independent in the short-term but tend to converge over time.

LONG-TERM

We maintain a long-term focus both in investment analysis and management of our business.

DISCIPLINE

We invest with discipline to increase potential return and protect capital.

PARTNERSHIP

We align our interests with those of our clients through significant personal investment in our strategies.

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Fundamental Principles

The Importance of Valuation

We believe that a company’s intrinsic value is independent of its stock price and that intrinsic value can be reasonably estimated using a discounted cash flow methodology. Our entire investment team shares the same investment philosophy, which drives our investment process.

We focus on the fundamentals of intrinsic value, which are far less volatile than market price, and our actions are ultimately dictated by the price to intrinsic value relationship.

There is no guarantee that a discount to intrinsic value will be achieved or that market price and/or intrinsic value will increase over time.

[1]	The inverse is true for short position

4	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Fundamental Principles

Equity Investment Principles

Valuation

•	We believe that every share of stock has an intrinsic value that is independent of its current market price, and at any point in time, the market price may be higher or lower than intrinsic value.

•	Over short periods of time, the market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

•	Over sufficiently long periods of time, five years or longer, the stock market price tends to converge with intrinsic value.

Intrinsic Value Estimate

•	We believe that we can determine a reasonable approximation of intrinsic value if we are confident in projecting the future cash flows of a business and use an appropriate discount rate.

Suitable Investments

•	We only invest when the market price is lower than our conservative assessment of per share intrinsic value (or at a premium for short positions).

•	We concentrate our investments in businesses whose per share intrinsic value is likely to increase. We invest in businesses that possess a competitive advantage, conservative balance sheet, and outstanding managers and employees. For short positions, the inverse is often true, and a growing intrinsic value is a detriment to the performance of the position.

Risk & Return

•	We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the increase in per share intrinsic value. For short positions, an increasing intrinsic value may shorten the holding period.

•	We define risk as the permanent loss of capital rather than price volatility. We manage risk by investing in companies selling at a discount (premium for short positions) to our estimate of intrinsic value.

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Fundamental Principles

Fixed Income Investment Principles

Business Analysis

•	We believe we can leverage our research team’s industry analysis of the fundamental economic drivers of the business to identify attractive corporate bonds and other senior corporate securities.

•	We evaluate the quality of a firm’s management and their treatment of bondholders and stockholders. We believe managements that focus on growth, without regard to return on invested capital or long-term cost of capital, are more likely to destroy value for bondholders and stockholders. In contrast, managements that understand the competitive dynamics of their business and prudent capital allocation often produce value for both bondholders and stockholders.

Valuation

•	We focus on the intrinsic value of the business in relation to the amount of debt in the capital structure. We also evaluate the sources and uses of cash for the business.

•	The liquidity and expected volatility of a corporate bond are also important factors in valuation. Because of our long-term time horizon, we will invest in less liquid or more volatile securities; however, we require a higher yield as compensation.

Suitable Investments

•	We generally invest in corporate bonds of companies with improving competitive positions and return on invested capital.

•	Our core competency is the evaluation of credit risk. We typically favor lower duration, shorter maturity corporate bonds. We focus almost entirely on the secondary market for corporate bonds rather than the primary (new issue) market. We primarily invest in investment grade and below-investment grade (high yield) corporate bonds, including a significant allocation to defensive high yield corporate bonds (due to low duration and higher credit quality).

Risk & Return

•	We define risk as the permanent loss of capital. We seek to avoid a permanent loss of capital and to earn a sufficient return on capital to grow our purchasing power.

•	We expect to achieve our return objective by investing in corporate bonds when we believe the market price discounts a greater risk of default or a greater loss upon default than is warranted. An additional source of return exists when the market price provides attractive compensation for short-term illiquidity or volatility, both of which are of less concern to a long-term investor.

•	We focus on credit risk, interest rate risk, liquidity risk, call risk, reinvestment risk and other risks when evaluating corporate bonds.

6	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Small Cap Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 80.9%
Consumer Discretionary — 10.1%
Aaron’s, Inc.^	549,240	$19,887,980
Callaway Golf Co.^	375,583	3,357,712
Carter’s, Inc.	96,830	10,293,029
Global Sources Ltd.*^	749,948	5,212,139
Hillenbrand, Inc.	408,595	12,543,867
Live Nation Entertainment, Inc.*	955,290	26,260,922
Steiner Leisure Ltd.*	630,686	33,918,292
Tenneco, Inc.*	416,740	23,937,546
Vail Resorts, Inc.	229,815	25,095,798
		160,507,285

Consumer Staples — 4.9%
B&G Foods, Inc.^	684,395	19,525,789
Energizer Holdings, Inc.	129,105	16,983,763
Flowers Foods, Inc.^	1,090,759	23,069,553
Post Holdings, Inc.*^	343,500	18,524,955
		78,104,060

Energy — 5.2%
Carrizo Oil & Gas, Inc.*	141,561	6,970,464
Cimarex Energy Co.	284,130	31,342,380
Contango Oil & Gas Co.*^	368,437	4,520,722
Rosetta Resources, Inc.*	909,285	21,040,855
Southwestern Energy Co.*^	177,485	4,034,234
Whiting Petroleum Corp.*	427,635	14,368,536
		82,277,191

Financials — 28.2%
Alleghany Corp.*	36,757	17,230,211
American Equity Investment Life Holding Co.	267,005	7,203,795
Assured Guaranty Ltd.	335,697	8,053,371
BankUnited, Inc.	729,510	26,211,294
BOK Financial Corp.^	186,835	12,999,979
Brown & Brown, Inc.^	1,179,925	38,772,335
Endurance Specialty Holdings Ltd.	331,645	21,789,077
Enstar Group Ltd.*	197,487	30,600,611
First Horizon National Corp.^	791,280	12,399,358
First Niagara Financial Group, Inc.^	658,720	6,218,317
First of Long Island Corp., The^	265,980	7,372,966

	Shares	Fair Value
Financials — 28.2% continued
Fortress Investment Group LLC, Class A	2,766,755	$20,197,312
Greenlight Capital Re Ltd., Class A*	185,365	5,407,097
HCC Insurance Holdings, Inc.	417,625	32,090,304
Infinity Property & Casualty Corp.	99,920	7,577,933
iStar Financial, Inc. REIT*^	3,011,920	40,118,774
Mid-America Apartment Communities, Inc. REIT	251,774	18,331,665
National Penn Bancshares, Inc.	856,140	9,657,259
Nationstar Mortgage Holdings, Inc.*^	312,710	5,253,528
Navigators Group, Inc.*	550,828	42,722,219
Popular, Inc.*	1,183,793	34,164,265
Reinsurance Group of America	127,270	12,074,105
State Bank Financial Corp.^	342,875	7,440,388
Sterling Bancorp	775,960	11,406,612
Winthrop Realty Trust REIT	884,650	13,402,448
		448,695,223

Health Care — 8.5%
Alere, Inc.*	861,565	45,447,554
BioScrip, Inc.*^	2,165,865	7,862,090
Greatbatch, Inc.*	374,260	20,180,099
LifePoint Hospitals, Inc.*	143,865	12,509,062
Natus Medical, Inc.*	847,635	36,075,346
Universal American Financial Corp.*	1,326,486	13,424,038
		135,498,189

Industrials — 14.3%
Aircastle Ltd.	1,097,365	24,877,265
Alaska Air Group, Inc.	238,560	15,370,421
Avis Budget Group, Inc.*	979,110	43,159,168
Brink’s Co., The^	235,090	6,918,699
Colfax Corp.*^	316,070	14,586,631
Corrections Corp. of America^	562,623	18,611,569
Hub Group, Inc., Class A*	763,235	30,788,900
Hyster-Yale Materials Handling, Inc.	159,005	11,015,866
Kennametal, Inc.^	304,400	10,386,128

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Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 80.9% continued
Industrials — 14.3% continued
Toro Co., The	188,380	$12,768,396
TriMas Corp.*	427,850	12,664,360
Trinity Industries, Inc.^	1,004,915	26,559,903
		227,707,306

Information Technology — 6.6%
Broadridge Financial Solutions, Inc.	534,710	26,740,847
CommScope Holding, Inc.*	660,075	20,138,888
CSG Systems International, Inc.^	209,772	6,641,382
DST Systems, Inc.	366,090	46,120,017
Rovi Corp.*^	361,885	5,772,066
		105,413,200

Utilities — 3.1%
Cleco Corp.^	205,390	11,060,252
ITC Holdings Corp.^	470,923	15,154,302
UGI Corp.	670,640	23,103,548
		49,318,102

Total Common Stocks		$1,287,520,556

Rights — %
Health Care — %
BioScrip, Inc., Strike Price $5.17*	2,165,865	—

Total Rights		$—

Registered Investment Companies — 28.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	302,939,215	302,939,215
State Street Navigator Securities Lending Prime Portfolio, 0.18%†S	154,208,481	154,208,481

Total Registered Investment Companies		$457,147,696

Fair Value

Total Investment Securities — 109.6%
(Cost $1,381,285,956)**	$1,744,668,252

Net Other Assets (Liabilities) — (9.6)%	(152,626,699)

Net Assets — 100.0%	$1,592,041,553

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2015 was $150,498,265.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2015.
S	Rate represents the daily yield on June 30, 2015.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

8	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 91.7%
Consumer Discretionary — 14.0%
Aaron’s, Inc.	470,539	$17,038,217
Gannett Co., Inc.*	253,970	3,553,040
Goodyear Tire & Rubber Co., The	698,192	21,050,489
Jarden Corp.*	489,445	25,328,778
NVR, Inc.*	4,515	6,050,100
Staples, Inc.	1,229,705	18,826,784
Steiner Leisure Ltd.*	346,442	18,631,651
TEGNA, Inc.^	507,940	16,289,636
Whirlpool Corp.	96,450	16,690,673
		143,459,368

Consumer Staples — 10.6%
B&G Foods, Inc.^	615,863	17,570,571
Coty, Inc.^	284,575	9,097,863
Energizer Holdings, Inc.	78,345	10,306,285
Flowers Foods, Inc.^	1,093,853	23,134,991
Molson Coors Brewing Co., Class B	320,475	22,372,360
Post Holdings, Inc.*^	488,587	26,349,497
		108,831,567

Energy — 5.3%
Cimarex Energy Co.	334,135	36,858,433
Noble Energy, Inc.	146,915	6,270,332
Southwestern Energy Co.*^	490,065	11,139,177
		54,267,942

Financials — 27.7%
BankUnited, Inc.	474,605	17,052,558
BOK Financial Corp.^	211,100	14,688,338
Brown & Brown, Inc.	847,530	27,849,836
Endurance Specialty Holdings Ltd.	329,380	21,640,266
Enstar Group Ltd.*	35,820	5,550,309
First Horizon National Corp.^	1,032,490	16,179,118
First Republic Bank	299,035	18,848,175
Infinity Property & Casualty Corp.	83,855	6,359,563
iStar Financial, Inc. REIT*^	1,246,555	16,604,112
Mid-America Apartment Communities, Inc. REIT	158,250	11,522,183
National Penn Bancshares, Inc.	1,034,445	11,668,540
Nationstar Mortgage Holdings, Inc.*^	912,665	15,332,772

	Shares	Fair Value
Financials — 27.7% continued
Navigators Group, Inc.*	154,340	$11,970,610
Popular, Inc.*	566,532	16,350,114
Reinsurance Group of America	80,050	7,594,344
Willis Group Holdings plc	1,152,090	54,033,020
XL Group plc^	244,930	9,111,396
		282,355,254

Health Care — 11.3%
Boston Scientific Corp.*	2,114,590	37,428,243
Catamaran Corp.*	334,810	20,450,195
LifePoint Hospitals, Inc.*	360,356	31,332,954
Orthofix International NV*	417,237	13,818,889
Universal American Financial Corp.*	1,237,739	12,525,919
		115,556,200

Industrials — 11.2%
Aircastle Ltd.	317,805	7,204,639
Brink’s Co., The^	247,335	7,279,069
Colfax Corp.*^	338,460	15,619,929
Corrections Corp. of America	251,306	8,313,202
Dover Corp.	274,438	19,260,059
Hub Group, Inc., Class A*	833,535	33,624,802
Kennametal, Inc.^	360,195	12,289,853
Knowles Corp.*^	288,936	5,229,742
Parker Hannifin Corp.	51,990	6,047,997
		114,869,292

Information Technology — 8.6%
Broadridge Financial Solutions, Inc.	124,660	6,234,247
CommScope Holding, Inc.*	270,685	8,258,599
CSG Systems International, Inc.^	194,035	6,143,148
Juniper Networks, Inc.	1,192,505	30,969,355
Keysight Technologies, Inc.*	178,785	5,576,304
Linear Technology Corp.	223,720	9,895,136
Vantiv, Inc., Class A*	535,770	20,461,056
		87,537,845

Utilities — 3.0%
Cleco Corp.	46,330	2,494,871
ITC Holdings Corp.^	325,590	10,477,486

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Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Diamond Hill Mid Cap Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 91.7% continued
Utilities — 3.0% continued
UGI Corp.	521,315	$17,959,301
		30,931,658

Total Common Stocks		$937,809,126

Registered Investment Companies — 22.6%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	99,856,620	99,856,620
State Street Navigator Securities Lending Prime Portfolio, 0.18%†S	131,012,351	131,012,351

Total Registered Investment Companies		$230,868,971

Total Investment Securities — 114.3%
(Cost $1,060,775,006)**		$1,168,678,097

Net Other Assets (Liabilities) — (14.3)%		(145,846,758)

Net Assets — 100.0%		$1,022,831,339

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2015 was $126,613,501.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2015.
S	Rate represents the daily yield on June 30, 2015.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 93.1%
Consumer Discretionary — 15.5%
Aaron’s, Inc.^	6,859	$248,364
Dollar General Corp.	2,463	191,474
Gannett Co., Inc.*	4,388	61,381
Goodyear Tire & Rubber Co., The	12,505	377,026
Jarden Corp.*^	8,472	438,426
NVR, Inc.*^	65	87,100
Staples, Inc.^	20,475	313,473
TEGNA, Inc.^	8,775	281,414
VF Corp.	4,055	282,796
Whirlpool Corp.^	3,126	540,953
		2,822,407

Consumer Staples — 11.8%
B&G Foods, Inc.^	10,280	293,288
Coty, Inc.^	5,175	165,445
Energizer Holdings, Inc.	1,295	170,357
Flowers Foods, Inc.^	20,036	423,762
Molson Coors Brewing Co., Class B^	5,282	368,736
Post Holdings, Inc.*^	7,460	402,318
Sysco Corp.^	8,575	309,558
		2,133,464

Energy — 5.7%
Cimarex Energy Co.^	7,063	779,119
Noble Energy, Inc.^	495	21,127
Southwestern Energy Co.*^	10,473	238,051
		1,038,297

Financials — 28.3%
Alleghany Corp.*	268	125,628
BankUnited, Inc.^	8,135	292,291
BOK Financial Corp.^	3,640	253,271
Brown & Brown, Inc.^	14,670	482,056
Endurance Specialty Holdings Ltd.	4,260	279,882
Enstar Group Ltd.*^	1,085	168,121
First Horizon National Corp.^	17,535	274,773
First Republic Bank^	5,175	326,180
Loews Corp.^	4,770	183,693
Mid-America Apartment Communities, Inc. REIT^	3,146	229,060
National Penn Bancshares, Inc.	18,663	210,519
Nationstar Mortgage Holdings, Inc.*^	15,726	264,197
Popular, Inc.*^	9,881	285,166

10	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 93.1% continued
Financials — 28.3% continued
Progressive Corp.^	6,692	$186,238
Reinsurance Group of America^	1,384	131,300
SunTrust Banks, Inc.^	6,692	287,890
Willis Group Holdings plc^	20,137	944,426
XL Group plc^	5,741	213,565
		5,138,256

Health Care — 9.6%
Boston Scientific Corp.*^	45,928	812,926
Catamaran Corp.*	6,035	368,618
LifePoint Hospitals, Inc.*^	6,395	556,045
		1,737,589

Industrials — 9.9%
Colfax Corp.*^	5,650	260,748
Corrections Corp. of America^	5,457	180,518
Dover Corp.	5,750	403,534
Hub Group, Inc., Class A*^	9,445	381,011
Kennametal, Inc.^	6,401	218,402
Parker Hannifin Corp.^	3,041	353,760
		1,797,973

Information Technology — 8.0%
Broadridge Financial Solutions, Inc.^	2,875	143,779
CommScope Holding, Inc.*^	4,520	137,905
Juniper Networks, Inc.	20,611	535,268
Keysight Technologies, Inc.*	2,890	90,139
Linear Technology Corp.^	4,060	179,574
Vantiv, Inc., Class A*^	9,430	360,131
		1,446,796

Materials — 1.2%
Eastman Chemical Co.^	2,560	209,459

Utilities — 3.1%
Cleco Corp.	1,123	60,474
ITC Holdings Corp.^	5,849	188,220
UGI Corp.	9,169	315,872
		564,566

Total Common Stocks		$16,888,807

	Shares	Fair Value

Registered Investment Companies — 36.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	1,379,517	$1,379,517
State Street Navigator Securities Lending Prime Portfolio, 0.18%†S	5,190,246	5,190,246

Total Registered Investment Companies		$6,569,763

Total Investment Securities — 129.2%
(Cost $21,892,079)**		$23,458,570

Net Other Assets (Liabilities) — (29.2)%		(5,307,598)

Net Assets — 100.0%		$18,150,972

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2015 was $5,060,088.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2015.
S	Rate represents the daily yield on June 30, 2015.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	11

Diamond Hill Large Cap Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 99.3%
Consumer Discretionary — 15.8%
BorgWarner, Inc.	724,245	$41,166,086
Comcast Corp., Class A	1,158,555	69,675,498
Gannett Co., Inc.*	338,838	4,740,337
Goodyear Tire & Rubber Co., The	1,465,655	44,189,498
TEGNA, Inc.^	1,355,355	43,466,234
TJX Cos., Inc., The	1,175,235	77,765,300
Twenty-First Century Fox, Inc.	1,665,055	53,648,072
VF Corp.	897,020	62,558,175
Walt Disney Co., The	615,890	70,297,684
Whirlpool Corp.	403,070	69,751,264
		537,258,148

Consumer Staples — 9.4%
Kimberly-Clark Corp.	704,030	74,606,059
Philip Morris International	604,275	48,444,727
Procter & Gamble Co., The	1,462,001	114,386,958
Sysco Corp.	2,294,414	82,828,345
		320,266,089

Energy — 5.7%
Cimarex Energy Co.	589,760	65,056,426
Devon Energy Corp.	968,677	57,626,595
EOG Resources, Inc.	638,876	55,933,594
Occidental Petroleum Corp.	202,420	15,742,203
		194,358,818

Financials — 27.0%
American International Group, Inc.	1,781,345	110,122,747
Capital One Financial Corp.	1,069,200	94,057,524
Citigroup, Inc.	2,004,365	110,721,123
Franklin Resources, Inc.	898,985	44,077,235
JPMorgan Chase & Co.	1,606,903	108,883,747
Marsh & McLennan Cos., Inc.	1,283,390	72,768,213
MetLife, Inc.	841,740	47,129,023
Morgan Stanley	2,840,505	110,183,189
PNC Financial Services Group, Inc.	824,200	78,834,730
Progressive Corp.	2,482,065	69,075,869
Prudential Financial, Inc.	834,124	73,002,532
		918,855,932

	Shares	Fair Value

Health Care — 16.5%
Abbott Laboratories	2,353,027	$115,486,564
Baxter International, Inc.	581,277	40,648,701
Boston Scientific Corp.*	5,166,675	91,450,148
Express Scripts Holding Co.*^	692,850	61,622,079
Medtronic plc	1,315,627	97,487,960
Pfizer, Inc.	3,420,967	114,705,024
Stryker Corp.	435,405	41,611,656
		563,012,132

Industrials — 8.9%
Dover Corp.	678,572	47,622,183
Illinois Tool Works, Inc.^	585,769	53,767,737
Parker Hannifin Corp.^	558,904	65,017,302
United Parcel Service, Inc.	288,438	27,952,527
United Technologies Corp.	980,637	108,782,062
		303,141,811

Information Technology — 13.6%
Apple Computer, Inc.	636,032	79,774,314
Cisco Systems, Inc.	2,104,128	57,779,355
Google, Inc., Class A*	117,669	63,545,967
International Business Machines Corp.	330,150	53,702,199
Juniper Networks, Inc.	1,466,035	38,072,929
Linear Technology Corp.^	722,445	31,953,742
Microsoft Corp.	2,058,220	90,870,413
Vantiv, Inc., Class A*	1,233,685	47,114,430
		462,813,349

Materials — 2.4%
Eastman Chemical Co.^	437,120	35,765,158
Praxair, Inc.	384,342	45,948,087
		81,713,245

Total Common Stocks		$3,381,419,524

12	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Diamond Hill Select Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Registered Investment Companies — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	26,555,682	$26,555,682
State Street Navigator Securities Lending Prime Portfolio, 0.18%†S	71,748,039	71,748,039

Total Registered Investment Companies		$98,303,721

Total Investment Securities — 102.2%
(Cost $2,667,172,148)**		$3,479,723,245

Net Other Assets (Liabilities) — (2.2)%		(73,918,434)

Net Assets — 100.0%		$3,405,804,811

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2015 was $66,635,303.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2015.
S	Rate represents the daily yield on June 30, 2015.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 95.7%
Consumer Discretionary — 17.6%
Jarden Corp.*^	84,709	$4,383,691
TJX Cos., Inc., The	44,187	2,923,854
Twenty-First Century Fox, Inc.	211,603	6,817,849
VF Corp.	27,913	1,946,653
Whirlpool Corp.^	38,617	6,682,671
		22,754,718

Consumer Staples — 6.0%
Philip Morris International	35,832	2,872,651
Post Holdings, Inc.*^	91,736	4,947,323
		7,819,974

Energy — 2.6%
Cimarex Energy Co.^	31,068	3,427,111

Financials — 30.2%
American International Group, Inc.	46,029	2,845,513
BankUnited, Inc.^	71,555	2,570,971
Brown & Brown, Inc.^	106,206	3,489,929
Citigroup, Inc.	45,118	2,492,318
Franklin Resources, Inc.^	84,497	4,142,888
iStar Financial, Inc. REIT*^	236,172	3,145,811
MetLife, Inc.	63,307	3,544,559
Nationstar Mortgage Holdings, Inc.*^	278,390	4,676,953
Navigators Group, Inc.*	17,058	1,323,018
Popular, Inc.*	124,247	3,585,768
Willis Group Holdings plc^	155,703	7,302,470
		39,120,198

Health Care — 11.7%
Alere, Inc.*^	50,600	2,669,150
Boston Scientific Corp.*^	36,399	644,262
LifePoint Hospitals, Inc.*^	55,325	4,810,509
Teva Pharmaceutical Industries Ltd. ADR	23,146	1,367,929
Valeant Pharmaceuticals International, Inc.*	25,722	5,714,142
		15,205,992

Industrials — 12.3%
Colfax Corp.*^	62,450	2,882,067
Hub Group, Inc., Class A*^	136,296	5,498,181
Parker Hannifin Corp.^	21,596	2,512,263
United Technologies Corp.	45,723	5,072,052
		15,964,563

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	13

Diamond Hill Select Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Diamond Hill Long-Short Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 95.7% continued
Information Technology — 15.3%
Apple Computer, Inc.	33,619	$4,216,663
Google, Inc., Class A *	7,635	4,123,205
International Business Machines Corp.	21,157	3,441,399
Juniper Networks, Inc.	70,021	1,818,445
Microsoft Corp.	69,381	3,063,171
Vantiv, Inc., Class A *	85,258	3,256,003
		19,918,886

Total Common Stocks		$124,211,442

Registered Investment Companies — 32.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	6,073,158	6,073,158
State Street Navigator Securities Lending Prime Portfolio, 0.18%†S	36,603,983	36,603,983

Total Registered Investment Companies		$42,677,141

Total Investment Securities — 128.6%
(Cost $156,438,811)**		$166,888,583

Net Other Assets (Liabilities) — (28.6)%		(37,083,833)

Net Assets — 100.0%		$129,804,750

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2015 was $36,208,586.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2015.
S	Rate represents the daily yield on June 30, 2015.
**	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 80.8%
Consumer Discretionary — 16.1%
Comcast Corp., Class A	1,082,305	$65,089,823
Gannett Co., Inc.*	806,793	11,287,027
Goodyear Tire & Rubber Co., The	1,772,815	53,450,372
Jarden Corp.*^	1,384,920	71,669,610
TEGNA, Inc.^	1,613,585	51,747,671
TJX Cos., Inc., The	1,052,180	69,622,752
Twenty-First Century Fox, Inc.	3,043,440	98,059,637
VF Corp.	980,780	68,399,597
Walt Disney Co., The^	754,466	86,114,749
Whirlpool Corp.^	608,985	105,384,854
		680,826,092

Consumer Staples — 4.9%
Kimberly-Clark Corp.	724,845	76,811,825
Procter & Gamble Co., The	994,985	77,847,626
Sysco Corp.^	1,400,672	50,564,259
		205,223,710

Energy — 5.4%
Cimarex Energy Co.^	909,609	100,338,970
Devon Energy Corp.	1,112,333	66,172,690
EOG Resources, Inc.^	686,597	60,111,567
		226,623,227

Financials — 25.4%
American International Group, Inc.^	1,780,795	110,088,747
Brown & Brown, Inc.^	1,920,515	63,108,123
Capital One Financial Corp.^	1,227,100	107,947,987
Citigroup, Inc.^	2,623,189	144,904,960
Franklin Resources, Inc.^	1,846,075	90,513,057
JPMorgan Chase & Co.^	1,110,695	75,260,693
MetLife, Inc.^	1,596,665	89,397,273
Morgan Stanley	1,278,935	49,609,889
PNC Financial Services Group, Inc.^	437,745	41,870,309
Popular, Inc.*	3,229,037	93,190,008
Progressive Corp.^	1,405,305	39,109,638
Prudential Financial, Inc.^	375,403	32,855,271
Wells Fargo & Co.^	260,365	14,642,928
Willis Group Holdings plc^	2,508,185	117,633,877
		1,070,132,760

14	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 80.8% continued
Health Care — 9.5%
Abbott Laboratories^	2,350,385	$115,356,895
Alere, Inc.*	1,029,060	54,282,915
Baxter International, Inc.^	505,971	35,382,552
Boston Scientific Corp.*	3,869,978	68,498,609
Medtronic plc^	624,527	46,277,451
Pfizer, Inc.^	2,474,860	82,982,056
		402,780,478

Industrials — 7.1%
Dover Corp.^	761,215	53,422,069
Illinois Tool Works, Inc.^	640,225	58,766,253
Parker Hannifin Corp.^	751,995	87,479,578
United Technologies Corp.	906,225	100,527,539
		300,195,439

Information Technology — 12.4%
Apple Computer, Inc.^	780,811	97,933,220
Cisco Systems, Inc.	1,840,910	50,551,389
Google, Inc., Class A*^	186,780	100,868,671
International Business Machines Corp.^	388,475	63,189,343
Juniper Networks, Inc.^	2,062,755	53,569,747
Microsoft Corp.^	1,707,044	75,365,993
Vantiv, Inc., Class A*^	2,196,650	83,890,063
		525,368,426

Total Common Stocks		$3,411,150,132

Registered Investment Companies — 34.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	569,791,123	$569,791,123
State Street Navigator Securities Lending Prime Portfolio, 0.18%†S	868,030,675	868,030,675

Total Registered Investment Companies		$1,437,821,798

Fair Value

Total Investment Securities — 114.8%
Cost ($3,988,731,171)**	$4,848,971,930

Segregated Cash With Custodian — 29.2%	1,236,344,269

Securities Sold Short — (23.6)%
(Proceeds $799,353,431)	(994,945,213)

Net Other Assets (Liabilities) — (20.4)%	(862,754,655)

Net Assets — 100.0%	$4,227,616,331

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2015 was $851,581,677.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2015.
S	Rate represents the daily yield on June 30, 2015.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	15

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 23.6%
Consumer Discretionary — 7.3%
American Eagle Outfitters, Inc.	606,290	$10,440,314
Brunswick Corp.	1,748,085	88,907,602
Cabela’s, Inc.*	356,425	17,814,122
Gap, Inc., The	370,605	14,145,993
Grand Canyon Education, Inc.*	590,230	25,025,752
Kohl’s Corp.	269,815	16,893,117
Macy’s, Inc.	1,223,550	82,552,919
New York Times Co., The, Class A	1,214,465	16,577,447
Tractor Supply Co.	396,973	35,703,752
		308,061,018

Consumer Staples — 2.7%
Campbell Soup Co.	715,735	34,104,772
Colgate-Palmolive Co.	558,875	36,556,014
ConAgra Foods, Inc.	669,355	29,264,201
Kellogg Co.	204,650	12,831,555
		112,756,542

Energy — 0.5%
BP plc	512,435	20,476,903

Financials — 5.2%
BancorpSouth, Inc.	405,040	10,433,830
Cincinnati Financial Corp.	777,190	38,999,394
First American Financial Corp.	1,344,285	50,020,845
Hanover Insurance Group, Inc.	720,550	53,342,317
Mercury General Corp.	372,780	20,745,207
Moody’s Corp.	114,325	12,342,527
RenaissanceRe Holdings Ltd.	240,770	24,440,563
Selective Insurance Group, Inc.	361,180	10,131,099
		220,455,782

Health Care — 2.4%
Abbvie, Inc.	510,170	34,278,322
Celgene Corp.*	266,660	30,861,895
Healthcare Services Group	547,980	18,110,739
Intuitive Surgical, Inc.*	40,520	19,631,940
		102,882,896

	Shares	Fair Value

Industrials — 2.5%
Boeing Co., The	748,245	$103,796,546
Information Technology — 1.4%
LogMeIn, Inc.*	386,525	24,926,997
NETGEAR, Inc.*	338,690	10,167,474
Western Union Co.	1,213,415	24,668,727
		59,763,198

Materials — 0.5%
International Paper Co.	467,775	22,261,412

Telecommunication Services — 1.1%
AT&T, Inc.	652,645	23,181,951
Level 3 Communications, Inc.*	404,575	21,308,965
		44,490,916

Total Securities Sold Short — 23.6%
(Proceeds $799,353,431)		$994,945,213

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2015.

See accompanying Notes to Financial Statements

16	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 91.1%
Consumer Discretionary — 15.6%
Comcast Corp., Class A	7,310	$439,623
Goodyear Tire & Rubber Co., The	34,000	1,025,100
Groupon, Inc.*	64,230	323,077
Jarden Corp.*	14,800	765,900
Liberty Global plc, Class A*	26,025	1,407,172
Steiner Leisure Ltd.*	11,441	615,297
TJX Cos., Inc., The	8,926	590,633
Twenty-First Century Fox, Inc.	94,730	3,052,201
Vail Resorts, Inc.	8,200	895,440
VF Corp.	11,650	812,471
Whirlpool Corp.	25,475	4,408,448
		14,335,362

Consumer Staples — 7.0%
B&G Foods, Inc.	50,165	1,431,207
Coty, Inc.	18,500	591,445
Philip Morris International	6,800	545,156
Post Holdings, Inc.*	50,298	2,712,572
Tesco plc ADR	119,010	1,190,695
		6,471,075

Energy — 2.8%
Cimarex Energy Co.	23,466	2,588,534

Financials — 20.6%
American International Group, Inc.	9,140	565,035
Ashmore Group plc (GB)	158,740	721,337
Brown & Brown, Inc.	62,960	2,068,866
Endurance Specialty Holdings Ltd.	7,285	478,625
Fortress Investment Group LLC, Class A	240,771	1,757,628
Franklin Resources, Inc.	18,160	890,385
iStar Financial, Inc. REIT*	138,530	1,845,220
MetLife, Inc.	12,330	690,357
Nationstar Mortgage Holdings, Inc.*	179,010	3,007,368
Navigators Group, Inc.*	10,075	781,417
Popular, Inc.*	68,025	1,963,202
Willis Group Holdings plc	89,015	4,174,803
		18,944,243

Health Care — 17.2%
Alere, Inc.*	22,755	1,200,327
Allergan Plc*	4,675	1,418,675
BioScrip, Inc.*	380,349	1,380,667

	Shares	Fair Value
Health Care — 17.2% continued
Boston Scientific Corp.*	28,454	$503,636
Catamaran Corp.*	18,125	1,107,075
ENDO International Plc*	12,850	1,023,503
Express Scripts Holding Co.*	7,850	698,179
GlaxoSmithKline plc ADR	66,463	2,768,184
LifePoint Hospitals, Inc.*	11,745	1,021,228
Orthofix International NV*	18,032	597,220
Stryker Corp.	7,855	750,702
Teva Pharmaceutical Industries Ltd. ADR	11,525	681,128
Universal American Financial Corp.*	60,950	616,814
Valeant Pharmaceuticals International, Inc.*	9,075	2,016,011
		15,783,349

Industrials — 9.4%
Aircastle Ltd.	70,000	1,586,900
Colfax Corp.*	39,490	1,822,464
Hub Group, Inc., Class A*	130,700	5,272,437
		8,681,801

Information Technology — 18.5%
Anixter International, Inc.*	12,680	826,102
Apple Computer, Inc.	4,895	613,955
CommScope Holding, Inc.*	53,867	1,643,482
CSG Systems International, Inc.	32,785	1,037,973
Google, Inc., Class A*	2,506	1,353,340
International Business Machines Corp.	27,322	4,444,196
Juniper Networks, Inc.	62,197	1,615,256
Keysight Technologies, Inc.*	33,250	1,037,068
Linear Technology Corp.	45,376	2,006,980
Microsoft Corp.	55,540	2,452,091
		17,030,443

Total Common Stocks		$83,834,807

Corporate Bond — 0.5%
Consumer Discretionary — 0.5%
Laureate Education, Inc., 10.00%, 09/01/19	$450,000	419,625

Total Corporate Bond		$419,625

Rights — %
Health Care — %
BioScrip, Inc., Strike Price $5.17*	374,299	—

Total Rights		$—

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	17

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short

June 30, 2015 (Unaudited)

Shares		Fair Value

Registered Investment Company — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	5,488,519	$5,488,519

Total Registered Investment Companies		$5,488,519

Total Investment Securities — 97.6%
Cost ($80,209,823)**		$89,742,951

Segregated Cash With Custodian — 21.7%		19,931,435

Securities Sold Short — (17.7)%
(Proceeds $15,046,404)		(16,155,963)

Net Other Assets (Liabilities) — (1.6)%		(1,541,985)

Net Assets — 100.0%		$91,976,438

*	Non-income producing security.
S	Rate represents the daily yield on June 30, 2015.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

ADR – American Depositary Receipt

GB – British Security

See accompanying Notes to Financial Statements

	Shares	Fair Value

Common Stocks — 17.7%
Consumer Discretionary — 4.0%
American Eagle Outfitters, Inc.	11,265	$193,983
Cabela’s, Inc.*	17,770	888,145
Gap, Inc., The	5,085	194,094
Grand Canyon Education, Inc.*	4,003	169,727
Kohl’s Corp.	6,545	409,782
Macy’s, Inc.	27,516	1,856,505
		3,712,236

Financials — 6.2%
BancorpSouth, Inc.	13,960	359,610
Cincinnati Financial Corp.	19,860	996,575
First American Financial Corp.	30,660	1,140,859
Hanover Insurance Group, Inc.	19,215	1,422,486
Mercury General Corp.	11,050	614,933
RenaissanceRe Holdings Ltd.	6,165	625,810
Selective Insurance Group, Inc.	18,035	505,882
		5,666,155

Health Care — 2.2%
Abbvie, Inc.	9,701	651,810
Celgene Corp.*	5,335	617,446
IDEXX Laboratories, Inc.*	5,100	327,114
Intuitive Surgical, Inc.*	963	466,574
		2,062,944

Industrials — 1.0%
Boeing Co., The	6,300	873,936

Information Technology — 2.8%
LogMeIn, Inc.*	22,692	1,463,406
NETGEAR, Inc.*	18,540	556,571
Western Union Co.	25,345	515,264
		2,535,241

Materials — 0.8%
International Paper Co.	14,500	690,055

Telecommunication Services — 0.7%
Level 3 Communications, Inc.*	11,684	615,396

Total Securities Sold Short — 17.7%
(Proceeds $15,046,404)		$16,155,963

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at June 30, 2015.

See accompanying Notes to Financial Statements

18	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Financial Long-Short Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 87.8%
Banks, Thrifts and Mortgage Finance — 31.4%
Bank of Marin Bancorp	7,395	$376,184
BOK Financial Corp.	9,575	666,229
Bridge Bancorp, Inc.	16,545	441,586
Capital City Bank Group, Inc.	14,045	214,467
Citigroup, Inc.	40,275	2,224,791
First Horizon National Corp.^	26,950	422,307
First of Long Island Corp., The	21,508	596,202
First Republic Bank^	7,555	476,192
National Penn Bancshares, Inc.	35,690	402,583
Nationstar Mortgage Holdings, Inc.*^	57,735	969,947
PNC Financial Services Group, Inc.^	5,999	573,804
Popular, Inc.*	71,075	2,051,224
State Bank Financial Corp.	17,760	385,392
Sterling Bancorp	17,268	253,840
SunTrust Banks, Inc.	11,992	515,896
Wells Fargo & Co.^	3,456	194,365
		10,765,009

Capital Markets — 8.3%
Fortress Investment Group LLC, Class A	201,510	1,471,024
Franklin Resources, Inc.^	27,635	1,354,944
		2,825,968

Consumer Financial Services — 4.0%
Capital One Financial Corp.^	15,645	1,376,290

Diversified Financial Services — 7.1%
BankUnited, Inc.	19,625	705,126
JPMorgan Chase & Co.^	14,675	994,378
Morgan Stanley	19,035	738,368
		2,437,872

Insurance — 29.0%
American International Group, Inc.	19,950	1,233,309
Brown & Brown, Inc.	47,885	1,573,501
Endurance Specialty Holdings Ltd.^	5,285	347,225
Enstar Group Ltd.*	2,850	441,608
Infinity Property & Casualty Corp.	2,205	167,227
Loews Corp.	18,190	700,497
MetLife, Inc.^	28,150	1,576,119
Navigators Group, Inc.*	6,540	507,242

	Shares	Fair Value
Insurance — 29.0% continued
Progressive Corp.^	20,870	$580,812
Prudential Financial, Inc.^	6,315	552,689
Willis Group Holdings plc	47,970	2,249,791
		9,930,020

IT Services/Other — 3.4%
Vantiv, Inc., Class A*^	30,645	1,170,333

REITs & Real Estate Management — 4.6%
iStar Financial, Inc. REIT*^	119,533	1,592,180

Total Common Stocks		$30,097,672

Registered Investment Companies — 40.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	4,207,913	4,207,913
State Street Navigator Securities Lending Prime Portfolio, 0.18%†S	9,734,798	9,734,798

Total Registered Investment Companies		$13,942,711

Total Investment Securities — 128.5%
(Cost $38,872,459)**		$44,040,383

Segregated Cash With Custodian — 14.1%		4,818,752

Securities Sold Short — (11.3)%
(Proceeds $3,424,554)		(3,883,079)

Net Other Assets (Liabilities) — (31.3)%		(10,716,463)

Net Assets — 100.0%		$34,259,593

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2015 was $9,534,118.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2015.
S	Rate represents the daily yield on June 30, 2015.
**	Represents cost for financial reporting purposes.

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	19

Diamond Hill Financial Long-Short Fund

Schedule of Investments Sold Short

June 30, 2015 (Unaudited)

Diamond Hill Strategic Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 11.3%
Banks, Thrifts and Mortgage Finance — 0.8%
BancorpSouth, Inc.	10,990	$283,102

Consumer Financial Services — 0.8%
Moody’s Corp.	2,415	260,723

Insurance — 8.6%
Cincinnati Financial Corp.	10,850	544,453
First American Financial Corp.	19,905	740,665
Hanover Insurance Group, Inc.	10,310	763,250
Mercury General Corp.	7,340	408,471
RenaissanceRe Holdings Ltd.	3,465	351,732
Selective Insurance Group, Inc.	5,210	146,141
		2,954,712

IT Services/Other — 1.1%
Western Union Co.	18,915	384,542

Total Securities Sold Short — 11.3%
(Proceeds $3,424,554)		$3,883,079

Percentages disclosed are based on total net assets of the Fund at June 30, 2015.

See accompanying Notes to Financial Statements

	Shares/ Par Value	Fair Value

Collateralized Debt Obligations — 0.4%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35*#	$336,608	$101,598
Alesco Preferred Funding VI, Class PNN, 3/23/35*#	621,631	196,833
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41*#	611,948	228,367
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35*#	1,175,564	371,772

Total Collateralized Debt Obligations		$898,570

Corporate Bonds — 86.6%
Consumer Discretionary — 24.1%
Academy Ltd., 9.25%, 8/1/19^††	$1,875,000	1,970,063
Altice SA, 7.75%, 5/15/22††	4,300,000	4,160,250
Avis Budget Car/Finance, 4.88%, 11/15/17^	5,304,000	5,429,970
Bankrate, Inc., 6.13%, 8/15/18^††	5,445,000	5,281,650
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20	2,900,000	3,031,950
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	1,657,000	1,980,115
Jarden Corp., 6.13%, 11/15/22^	1,614,000	1,670,490
Laureate Education, Inc., 10.00%, 9/1/19^††	4,375,000	4,079,688
Liberty Interactive LLC, 8.25%, 2/1/30	2,620,000	2,751,000
Live Nation Entertainment, 7.00%, 9/1/20††	5,254,000	5,582,374
McGraw-Hill Global Education Holdings LLC, 9.75%, 4/1/21	650,000	715,000
MHGE Parent LLC/Finance, 8.50%, 8/1/19^††	3,550,000	3,576,625
Radio One, Inc., 7.38%, 10/15/22^††	1,900,000	1,862,000
Radio One, Inc., 9.25%, 2/15/20††	3,309,000	3,011,190

20	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Strategic Income Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 86.6% continued
Consumer Discretionary — 24.1% continued
Rent-A-Center, Inc., 4.75%, 5/1/21	$5,214,000	$4,536,179
Rivers Pittsburgh Borrower LP/Finance, 9.50%, 6/15/19††	4,716,000	4,957,695
Summit Materials LLC/Finance, 10.50%, 1/31/20	1,869,000	2,034,874
Tenneco, Inc., 6.88%, 12/15/20	4,186,000	4,374,370
		61,005,483

Consumer Staples — 1.3%
Post Holdings, Inc., 7.38%, 2/15/22	3,220,000	3,276,350

Energy — 5.8%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20^	3,730,000	3,925,825
Cimarex Energy Co., 5.88%, 5/1/22	1,875,000	2,006,250
Diamondback Energy, Inc., 7.63%, 10/1/21	4,796,000	5,131,720
Energen Corp., 7.13%, 2/15/28^	400,000	369,933
McDermott International, Inc., 8.00%, 5/1/21^††	3,514,000	3,162,600
		14,596,328

Financials — 18.4%
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,289,762
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,045,993
iStar Financial, Inc., 5.00%, 7/1/19	2,160,000	2,130,300
iStar Financial, Inc., 4.88%, 7/1/18^	4,725,000	4,648,218
iStar Financial, Inc., Series B, 9.00%, 6/1/17	1,445,000	1,571,438
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,127,366
Nationstar Mortgage/Capital Corp., 6.50%, 8/1/18	1,050,000	1,050,000
Nationstar Mortgage/Capital Corp., 6.50%, 7/1/21	7,440,000	6,928,500

	Shares/ Par Value	Fair Value
OneMain Finance Holdings, Inc., 7.25%, 12/15/21††	$4,800,000	$4,968,000
Popular, Inc., 7.00%, 7/1/19^	7,400,000	7,400,001
Radian Group, Inc., 5.25%, 6/15/20	4,840,000	4,815,800
Synovus Financial Corp., 7.88%, 2/15/19	1,775,000	1,992,438
Synovus Financial Corp., 5.13%, 6/15/17^	3,350,000	3,425,375
		46,393,191

Health Care — 8.7%
Alere, Inc., 6.50%, 6/15/20	4,390,000	4,543,650
BioScrip, Inc., 8.88%, 2/15/21	2,000,000	1,700,000
Endo Finance LLC, 6.00%, 7/15/23††	1,750,000	1,791,563
HealthSouth Corp., 7.75%, 9/15/22	2,472,000	2,583,240
Horizon Pharma Financing, 6.63%, 5/1/23††	2,625,000	2,730,000
Kindred Escrow Corp. II, 8.75%, 1/15/23††	4,800,000	5,213,999
Valeant Pharmaceuticals International, 6.38%, 10/15/20††	3,350,000	3,527,969
		22,090,421
Industrials — 13.7%
American Airlines, Inc., Class B, Series 2013-1, 5.63%, 1/15/21††	2,740,940	2,850,578
BlueLine Rental LLC, 7.00%, 2/1/19††	2,740,000	2,815,350
Casella Waste Systems, Inc., 7.75%, 2/15/19	3,275,000	3,307,750
Optimas OE Solution Holding, 8.63%, 6/1/21††	3,550,000	3,603,250
United Airlines, Inc., Class B, Series 2013-1B, 5.38%, 2/15/23	6,737,865	7,057,913
United Airlines, Inc., Class A, Series 2007-1, 6.64%, 7/2/22	3,729,899	4,000,317

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	21

Diamond Hill Strategic Income Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds — 86.6% continued
Industrials — 13.7% continued
United Rentals North America, 7.38%, 5/15/20	$6,333,000	$6,757,248
Vander Intermediate Holding, 9.75%, 2/1/19††	1,595,000	1,571,075
XPO Logistics, Inc., 6.50%, 6/15/22††	2,700,000	2,642,625
		34,606,106

Information Technology — 1.2%
Activision Blizzard, Inc., 5.63%, 9/15/21††	2,000,000	2,095,000
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23††	850,000	858,500
		2,953,500

Materials — 8.6%
Cemex Finance LLC, 9.38%, 10/12/22††	4,635,000	5,162,231
FMG Resources (August 2006), 9.75%, 3/1/22††	1,850,000	1,910,125
Mobile Mini, Inc., 7.88%, 12/1/20	2,105,000	2,204,988
NCI Building Systems, Inc., 8.25%, 1/15/23††	2,500,000	2,662,500
Owens-Illinois, Inc., 7.80%, 5/15/18^	6,321,000	7,063,717
Platform Specialty Products, 6.50%, 2/1/22††	2,425,000	2,503,813
Summit Materials LLC/Finance, 6.13%, 7/15/23††	250,000	250,000
		21,757,374

Telecommunication Services — 3.1%
Cincinnati Bell, Inc., 8.38%, 10/15/20	2,220,000	2,333,775
Cogent Communications Finance, Inc., 5.63%, 4/15/21††	5,750,000	5,462,500
		7,796,275

	Shares/ Par Value	Fair Value

Utilities — 1.7%
Source Gas LLC, 5.90%, 4/1/17††	$4,000,000	$4,238,972

Total Corporate Bonds		$218,714,000

Registered Investment Companies — 20.2%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11%S	32,210,073	32,210,073
State Street Navigator Securities Lending Prime Portfolio, 0.18%†S	18,711,068	18,711,068

Total Registered Investment Companies		$50,921,141

Total Investment Securities 107.2%
(Cost $272,837,386)**		$270,533,711

Net Other Assets (Liabilities) (7.2)%		(18,188,513)

Net Assets — 100.0%		$252,345,198

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
††	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Academy Ltd.	September-14	$2,001,563	$1,970,063	0.8%
Activision Blizzard, Inc.	August-14	2,100,000	2,095,000	0.8%
Altice SA	May-15	4,302,750	4,160,250	1.6%
American Airlines, Inc., Series 2013-1, Class B	October-14	2,802,611	2,850,578	1.1%
Bankrate, Inc.	September-14	5,318,125	5,281,650	2.1%
BlueLine Rental LLC	July-14	2,808,100	2,815,350	1.1%
Cemex Finance LLC	September-14	5,183,931	5,162,231	2.0%
Cogent Communications Finance, Inc.	April-14	5,716,250	5,462,500	2.2%
Endo Finance LLC	June-15	1,750,000	1,791,563	0.7%
FMG Resources (August 2006)	April-15	1,863,875	1,910,125	0.8%
Horizon Pharma Financing	April-15	2,684,750	2,730,000	1.1%
Kindred Escrow Corp. II	December-14	4,823,999	5,213,999	2.1%

22	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Strategic Income Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Laureate Education, Inc.	August-14	$4,336,013	$4,079,688	1.6%
Live Nation Entertainment	February-14	5,760,945	5,582,374	2.2%
McDermott International, Inc.	July-14	3,541,114	3,162,600	1.3%
MHGE Parent LLC/Finance	July-14	3,489,955	3,576,625	1.4%
NCI Building Systems, Inc.	January-15	2,556,250	2,662,500	1.1%
OneMain Finance Holdings, Inc.	March-15	5,010,000	4,968,000	2.0%
Optimas OE Solution Holding	April-15	3,580,000	3,603,250	1.4%
Platform Specialty Products	February-15	2,447,875	2,503,813	1.0%
Radio One, Inc.	July-14	5,460,095	4,873,190	1.9%
Rivers Pittsburgh Borrower LP/Finance	November-14	5,041,530	4,957,695	2.0%
Source Gas LLC	March-10	3,840,000	4,238,972	1.7%
SS&C Technologies Holdings, Inc.	June-15	850,000	858,500	0.3%
Summit Materials LLC/Finance	June15	250,000	250,000	0.1%
Valeant Pharmaceuticals International	April-14	3,634,750	3,527,969	1.4%
Vander Intermediate Holding	February-15	1,602,550	1,571,075	0.6%
XPO Logistics, Inc.	June-15	2,646,000	2,642,625	1.0%

		$95,403,031	$94,502,185	37.4%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	$336,608	$101,598	0.0%
Alesco Preferred Funding VI, Class PNN	December-04	621,631	196,833	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	228,367	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	371,772	0.2%

		$2,503,046	$898,570	0.4%

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2015 was $17,789,724.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2015.
S	Rate represents the daily yield on June 30, 2015.

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	23

Diamond Hill Funds

Tabular Presentation of Schedules of Investments

June 30, 2015 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	28.2%
Industrials	14.3%
Consumer Discretionary	10.1%
Health Care	8.5%
Information Technology	6.6%
Energy	5.2%
Consumer Staples	4.9%
Utilities	3.1%
Cash and Cash Equivalents	28.7%
Other
Net Other Assets (Liabilities)	-9.6%

100%

Russell 2000 Index Sector Allocation	% of Index
Financials	24.3%
Industrials	13.7%
Consumer Discretionary	14.2%
Health Care	16.1%
Information Technology	16.7%
Energy	3.1%
Consumer Staples	3.1%
Utilities	3.4%
Materials	4.4%
Telecom	1.0%
Other	0.1%
Net Other Assets (Liabilities)	-0.1%

100%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.7%
Consumer Discretionary	14.0%
Health Care	11.3%
Industrials	11.2%
Consumer Staples	10.6%
Information Technology	8.6%
Energy	5.3%
Utilities	3.0%
Cash and Cash Equivalents	22.6%
Other
Net Other Assets (Liabilities)	-14.3%

100%

Russell 2500 Index Sector Allocation	% of Index
Financials	23.9%
Consumer Discretionary	14.4%
Health Care	13.0%
Industrials	15.7%
Consumer Staples	3.0%
Information Technology	14.7%
Energy	3.9%
Utilities	4.2%
Materials	6.3%
Telecom	0.8%
Other
Net Other Assets (Assets)	0.1%

100%

24	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2015 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	28.3%
Consumer Discretionary	15.5%
Consumer Staples	11.8%
Industrials	9.9%
Health Care	9.6%
Information Technology	8.0%
Energy	5.7%
Utilities	3.1%
Materials	1.2%
Cash and Cash Equivalents	36.1%
Other
Net Other Assets (Liabilities)	-29.2%

100%

Russell Midcap Index Sector Allocation	% of Index
Financials	21.2%
Consumer Discretionary	16.3%
Consumer Staples	5.6%
Industrials	12.9%
Health Care	10.5%
Information Technology	14.7%
Energy	5.5%
Utilities	5.8%
Materials	6.2%
Telecom	1.5%
Other
Net Other Assets (Liabilities)	-0.2%

100%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	27.0%
Health Care	16.5%
Consumer Discretionary	15.8%
Information Technology	13.6%
Consumer Staples	9.4%
Industrials	8.9%
Energy	5.7%
Materials	2.4%
Cash and Cash Equivalents	2.9%
Other
Net Other Assets (Liabilities)	-2.2%

100%

Russell 1000 Index Sector Allocation	% of Index
Financials	17.2%
Health Care	15.1%
Consumer Discretionary	13.7%
Information Technology	19.1%
Consumer Staples	8.1%
Industrials	10.8%
Energy	7.4%
Materials	3.5%
Utilities	2.9%
Telecom	2.3%
Other
Net Other Assets (Liabilities)	-0.1%

100%

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	25

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2015 (Unaudited)

Diamond Hill Select Fund
Sector Allocation	% of Net Assets
Financials	30.2%
Consumer Discretionary	17.6%
Information Technology	15.3%
Industrials	12.3%
Health Care	11.7%
Consumer Staples	6.0%
Energy	2.6%
Cash and Cash Equivalents	32.9%
Other
Net Other Assets (Liabilities)	-28.6%

100%

Russell 3000 Index Sector Allocation	% of Index
Financials	17.8%
Consumer Discretionary	13.7%
Information Technology	18.9%
Industrials	11.0%
Health Care	15.1%
Consumer Staples	7.7%
Energy	7.1%
Materials	3.6%
Utilities	3.0%
Telecom	2.2%
Other
Net Other Assets (Liabilities)	-0.1%

100%

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	25.4%
Consumer Discretionary	16.1%
Information Technology	12.4%
Health Care	9.5%
Industrials	7.1%
Energy	5.4%
Consumer Staples	4.9%
Cash and Cash Equivalents	34.0%

Short Portfolio Sector Allocation	% of Net Assets
Energy	-0.5%
Materials	-0.5%
Telecommunication Services	-1.1%
Information Technology	-1.4%
Health Care	-2.4%
Industrials	-2.5%
Consumer Staples	-2.7%
Financials	-5.2%
Consumer Discretionary	-7.3%
Other
Segregated Cash With Brokers	29.2%
Net Other Assets (Liabilities)	-20.4%

100%

Russell 1000 Index Sector Allocation	% of Index
Financials	17.2%
Consumer Discretionary	13.7%
Information Technology	19.1%
Health Care	15.1%
Industrials	10.8%
Energy	7.4%
Consumer Staples	8.1%
Telecom	2.3%
Materials	3.5%
Utilities	2.9%
Other
Net Other Assets (Liabilities)	-0.1%

100%

26	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2015 (Unaudited)

Diamond Hill Financial Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Banks, Thrifts and Mortgage Finance	31.4%
Insurance	29.0%
Capital Markets	8.3%
Diversified Financial Services	7.1%
REITs & Real Estate Management	4.6%
Consumer Financial Services	4.0%
IT Services/Other	3.4%
Cash and Cash Equivalents	40.7%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Financial Services	-0.8%
Banks, Thrifts and Mortgage Finance	-0.8%
IT Services	-1.1%
Insurance	-8.6%
Other
Segregated Cash With Brokers	14.1%
Net Other Assets (Liabilities)	-31.3%

100%

Russell 3000 Financials Index Sector Allocation	% of Index
Banks, Thrifts and Mortgage Finance	29.2%
Insurance	15.2%
Capital Markets	7.7%
Diversified Financial Services	15.2%
REITs & Real Estate Management	18.5%
Consumer Financial Services	4.0%
IT Services/Other	10.3%
Other
Net Other Assets (Liabilities)	-0.1%

100%

Diamond Hill Research Opportunities Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	20.6%
Information Technology	18.5%
Health Care	17.2%
Consumer Discretionary	16.1%
Industrials	9.4%
Consumer Staples	7.0%
Energy	2.8%
Cash and Cash Equivalents	6.0%

Short Portfolio Sector Allocation	% of Net Assets
Telecommunication Services	-0.7%
Materials	-0.8%
Industrials	-1.0%
Health Care	-2.2%
Information Technology	-2.8%
Consumer Discretionary	-4.0%
Financials	-6.2%
Other
Segregated Cash With Brokers	21.7%
Net Other Assets (Liabilities)	-1.6%

100%

Russell 3000 Index Sector Allocation	% of Index
Financials	17.8%
Information Technology	18.9%
Health Care	15.1%
Consumer Discretionary	13.7%
Industrials	11.0%
Consumer Staples	7.7%
Energy	7.1%
Materials	3.6%
Telecom	2.2%
Utilities	3.0%
Other
Net Other Assets (Liabilities)	-0.1%

100%

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	27

Diamond Hill Funds

Tabular Presentation of Schedules of Investments (Continued)

June 30, 2015 (Unaudited)

Diamond Hill Strategic Income Fund
Sector Allocation	% of Net Assets
Consumer Discretionary	24.1%
Financials	18.4%
Industrials	13.7%
Health Care	8.7%
Materials	8.6%
Energy	5.8%
Telecommunication Services	3.1%
Utilities	1.7%
Consumer Staples	1.3%
Information Technology	1.2%
Other	0.4%
Cash and Cash Equivalents	20.2%
Other
Net Other Assets (Liabilities)	-7.2%

100%

28	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

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DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	29

Diamond Hill Funds

Statements of Assets & Liabilities

June 30, 2015 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund
Assets
Total investment securities, at cost	$1,381,285,956	$1,060,775,006
Investment securities, at fair value — including $150,498,265, $126,613,501, $5,060,088, $66,635,303, $36,208,586, $851,581,677, $—, $9,534,118 and $17,789,724 of securities loaned	$1,744,668,252	$1,168,678,097
Cash	—	9,072
Foreign Currency	—	—
Cash deposits with custodian for securities sold short	—	—
Receivable for fund shares issued	2,067,311	17,329,581
Receivable for dividends and interest	1,631,706	1,443,421
Receivable for investments sold	459,212	183,829
Prepaid expenses and other assets	363	1,071
Total Assets	1,748,826,844	1,187,645,071

Liabilities
Securities sold short, at fair value (proceeds $—, $—, $—, $—, $—, $799,353,431, $15,046,404, $3,424,554 and $– )	—	—
Cash overdraft	—	—
Payable for securities purchased	—	32,515,152
Payable for expenses and fees on securities sold short	—	—
Payable for fund shares redeemed	1,053,894	472,105
Payable for return of collateral received	154,208,481	131,012,351
Payable to Investment Adviser	1,059,304	622,349
Payable to Administrator	298,280	146,346
Accrued distribution and service fees	165,332	45,429
Total Liabilities	156,785,291	164,813,732

Net Assets	$1,592,041,553	$1,022,831,339

Components of Net Assets
Paid-in capital	$1,211,276,817	$904,928,399
Accumulated net investment income (loss)	(3,225,373)	655,196
Accumulated net realized gains (losses) from investment transactions	20,607,813	9,344,653
Net unrealized appreciation (depreciation) on investments	363,382,296	107,903,091
Net Assets	$1,592,041,553	$1,022,831,339

Net Assets
Class A Shares	$556,323,395	$110,996,362
Class C Shares	$58,980,412	$26,999,033
Class I Shares	$786,670,211	$417,611,854
Class Y Shares	$190,067,535	$467,224,090

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	16,633,558	5,760,171
Class C Shares	1,975,262	1,497,665
Class I Shares	23,185,241	21,474,385
Class Y Shares	5,597,273	23,990,254

Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$33.45	$19.27
Class C Shares(A)	$29.86	$18.03
Class I Shares	$33.93	$19.45
Class Y Shares	$33.96	$19.48

Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$35.21	$20.28

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

30	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Mid Cap Fund	Large Cap Fund	Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund

$21,892,079	$2,667,172,148	$156,438,811	$3,988,731,171	$80,209,823	$38,872,459	$272,837,386
$23,458,570	$3,479,723,245	$166,888,583	$4,848,971,930	$89,742,951	$44,040,383	$270,533,711
857	—	—	—	—	—	—
—	—	—	—	11,020	—	—
—	—	—	1,236,344,269	19,931,435	4,818,752	—
—	3,655,314	803,953	13,925,115	117,750	15,975	202,505
30,926	4,180,274	116,201	3,331,368	99,869	25,531	4,248,316
—	4,736,760	744,163	—	315,291	—	2,161,400
12	466	98	—	518	140	—
23,490,365	3,492,296,059	168,552,998	6,102,572,682	110,218,834	48,900,781	277,145,932

—	—	—	994,945,213	16,155,963	3,883,079	—
—	—	—	—	—	—	484
135,745	9,955,594	2,024,132	4,229,033	1,987,164	859,334	5,496,000
—	—	—	644,140	5,652	2,785	—
866	2,269,786	11,857	2,849,494	1,603	123,696	425,445
5,190,246	71,748,039	36,603,983	868,030,675	—	9,734,798	18,711,068
9,808	1,566,566	71,099	3,143,599	71,276	26,898	92,751
2,158	633,040	23,082	824,314	15,048	6,455	47,502
570	318,223	14,095	289,883	5,690	4,143	27,484
5,339,393	86,491,248	38,748,248	1,874,956,351	18,242,396	14,641,188	24,800,734

$18,150,972	$3,405,804,811	$129,804,750	$4,227,616,331	$91,976,438	$34,259,593	$252,345,198

$16,548,159	$2,445,505,705	$114,797,763	$3,604,345,885	$79,305,862	$37,965,030	$264,743,172
60,264	17,525,981	377,520	(5,196,489)	(371,325)	(53,879)	864,938
(23,942)	130,222,028	4,179,695	(36,182,042)	4,619,052	(8,360,957)	(10,959,237)
1,566,491	812,551,097	10,449,772	664,648,977	8,422,849	4,709,399	(2,303,675)
$18,150,972	$3,405,804,811	$129,804,750	$4,227,616,331	$91,976,438	$34,259,593	$252,345,198

$2,664,756	$1,178,280,959	$30,731,638	$675,550,593	$14,799,799	$11,349,290	$33,531,983
$36,110	$84,653,337	$11,187,462	$180,072,171	$5,933,469	$2,211,139	$24,464,914
$2,886,973	$1,713,959,959	$76,836,863	$3,052,516,324	$53,608,833	$20,699,164	$176,173,566
$12,563,133	$428,910,556	$11,048,787	$319,477,243	$17,634,337	$—	$18,174,735

238,403	50,975,261	2,219,956	28,081,093	634,979	575,127	3,025,807
3,249	3,835,216	838,511	8,160,303	261,560	120,783	2,212,660
257,524	73,679,107	5,546,085	124,919,498	2,288,153	1,049,530	15,941,700
1,118,650	18,420,562	796,772	13,045,605	751,141	—	1,644,928

$11.18	$23.11	$13.84	$24.06	$23.31	$19.73	$11.08
$11.11	$22.07	$13.34	$22.07	$22.68	$18.31	$11.06
$11.21	$23.26	$13.85	$24.44	$23.43	$19.72	$11.05
$11.23	$23.28	$13.87	$24.49	$23.48	$—	$11.05

5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	3.50%

$11.77	$24.33	$14.57	$25.33	$24.54	$20.77	$11.48

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	31

Diamond Hill Funds

Statements of Operations

For the period ended June 30, 2015 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Investment Income
Dividends	$9,219,952	$5,715,314	$127,176	$32,387,119
Securities lending income	168,959	162,679	4,695	40,405
Total Investment Income	9,388,911	5,877,993	131,871	32,427,524

Expenses
Investment advisory fees	6,055,431	3,295,455	56,205	9,233,054
Administration fees	1,712,841	775,628	12,316	3,737,904
Distribution fees — Class A	713,167	131,319	2,938	1,510,156
Distribution and service fees — Class C	276,929	131,104	148	420,429
Total Expenses	8,758,368	4,333,506	71,607	14,901,543

Net Investment Income (Loss)	630,543	1,544,487	60,264	17,525,981

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	17,352,643	7,429,491	38,778	93,274,455
Net change in unrealized appreciation (depreciation) on investments	20,231,715	33,676,083	669,730	(47,238,762)
Net Realized and Unrealized Gains (Losses) on Investments	37,584,358	41,105,574	708,508	46,035,693

Change in Net Assets from Operations	$38,214,901	$42,650,061	$768,772	$63,561,674

See accompanying Notes to Financial Statements.

32	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Operations

For the period ended June 30, 2015 (Unaudited)

	Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Investment Income
Dividends	$465,528	$27,632,870	$584,957	$256,015	$7,512
Interest	—	—	6,512	—	7,115,595
Securities lending income	14,867	55,034	27,811	9,682	30,087
Foreign taxes withheld	—	—	9,157	—	—
Total Investment Income	480,395	27,687,904	628,437	265,697	7,153,194

Expenses
Investment advisory fees	287,760	18,164,369	400,547	147,483	550,952
Administration fees	91,630	4,633,493	84,006	35,396	272,443
Distribution fees — Class A	19,462	872,529	13,146	13,882	40,648
Distribution and service fees — Class C	45,886	864,067	7,620	11,134	122,665
Expenses and fees on securities sold short	—	8,349,935	106,624	39,484	—
Total Expenses	444,738	32,884,393	611,943	247,379	986,708

Net Investment Income (Loss)	35,657	(5,196,489)	16,494	18,318	6,166,486

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on security sales	3,857,105	84,094,792	3,649,213	795,488	515,201
Net realized gains (losses) on foreign currency transactions	—	—	(1,739)	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(645,477)	(44,991,478)	(1,065,400)	(706,811)	2,000,755
Net Realized and Unrealized Gains (Losses) on Investments	3,211,628	39,103,314	2,582,074	88,677	2,515,956

Change in Net Assets from Operations	$3,247,285	$33,906,825	$2,598,568	$106,995	$8,682,442

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	33

Diamond Hill Funds

Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
From Operations
Net investment income (loss)	$630,543	$(2,686,741)	$1,544,487	$1,958,741
Net realized gains (losses) on security sales	17,352,643	72,678,332	7,429,491	21,328,991
Net change in unrealized appreciation (depreciation) on investments	20,231,715	(7,550,813)	33,676,083	10,996,880
Change in Net Assets from Operations	38,214,901	62,440,778	42,650,061	34,284,612

Distributions to Shareholders
From net investment income:
Class A	—	—	—	(97,842)
Class I	—	(1,087,598)	—	(861,350)
Class Y	—	(465,795)	—	(1,324,401)
From net realized gains on investments
Class A	—	(26,760,113)	—	(3,421,995)
Class C	—	(2,606,415)	—	(894,081)
Class I	—	(29,780,665)	—	(8,318,543)
Class Y	—	(7,193,312)	—	(9,418,635)
Change in Net Assets from Distributions to Shareholders	—	(67,893,898)	—	(24,336,847)
Change in Net Assets from Capital Transactions	113,227,504	176,539,958	288,446,903	346,044,639

Total Change in Net Assets	151,442,405	171,086,838	331,096,964	355,992,404

Net Assets:
Beginning of period	1,440,599,148	1,269,512,310	691,734,375	335,741,971
End of period	$1,592,041,553	$1,440,599,148	$1,022,831,339	$691,734,375
Accumulated Net Investment Income (Loss)	$(3,225,373)	$(3,855,916)	$655,196	$(889,291)

See accompanying Notes to Financial Statements.

34	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
Capital Transactions:
Class A
Proceeds from shares sold	$84,658,044	$163,951,547	$17,893,091	$71,580,018
Reinvested distributions	—	23,997,393	—	3,383,422
Payments for shares redeemed	(115,265,487)	(186,573,027)	(12,890,594)	(37,038,128)
Change in Net Assets from Class A Share Transactions	(30,607,443)	1,375,913	5,002,497	37,925,312
Class C
Proceeds from shares sold	10,328,891	10,082,105	2,850,914	7,165,730
Reinvested distributions	—	2,388,761	—	739,233
Payments for shares redeemed	(4,311,181)	(6,363,572)	(2,336,644)	(2,352,304)
Change in Net Assets from Class C Share Transactions	6,017,710	6,107,294	514,270	5,552,659
Class I
Proceeds from shares sold	207,708,033	263,463,371	170,899,860	136,631,482
Reinvested distributions	—	26,397,666	—	8,527,522
Payments for shares redeemed	(99,840,714)	(177,960,023)	(34,754,630)	(34,258,641)
Change in Net Assets from Class I Share Transactions	107,867,319	111,901,014	136,145,230	110,900,363
Class Y
Proceeds from shares sold	69,036,079	82,950,293	170,918,505	219,529,521
Reinvested distributions	—	6,213,790	—	9,863,029
Payments for shares redeemed	(39,086,161)	(32,008,346)	(24,133,599)	(37,726,245)
Change in Net Assets from Class Y Share Transactions	29,949,918	57,155,737	146,784,906	191,666,305
Change in net assets from capital transactions:	$113,227,504	$176,539,958	$288,446,903	$346,044,639
Share Transactions:
Class A
Issued	2,558,541	4,876,928	937,373	3,892,262
Reinvested	—	755,348	—	188,753
Redeemed	(3,461,952)	(5,553,515)	(678,474)	(2,051,184)
Change in shares outstanding	(903,411)	78,761	258,899	2,029,831
Class C
Issued	347,747	332,880	159,296	419,573
Reinvested	—	83,875	—	43,976
Redeemed	(144,724)	(209,462)	(130,406)	(136,691)
Change in shares outstanding	203,023	207,293	28,890	326,858
Class I
Issued	6,181,507	7,744,583	8,966,178	7,414,344
Reinvested	—	817,909	—	470,118
Redeemed	(2,945,151)	(5,257,355)	(1,828,179)	(1,883,825)
Change in shares outstanding	3,236,356	3,305,137	7,137,999	6,000,637
Class Y
Issued	2,018,520	2,461,689	8,969,616	11,832,417
Reinvested	—	192,089	—	542,196
Redeemed	(1,191,887)	(936,054)	(1,251,201)	(2,036,793)
Change in shares outstanding	826,633	1,717,724	7,718,415	10,337,820
Change in shares	3,362,601	5,308,915	15,144,203	18,695,146

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	35

Diamond Hill Funds

Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014(A)	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
From Operations
Net investment income (loss)	$60,264	$106,245	$17,525,981	$31,966,574
Net realized gains (losses) on security sales	38,778	(62,720)	93,274,455	125,582,411
Net change in unrealized appreciation (depreciation) on investments	669,730	896,761	(47,238,762)	142,741,561
Change in Net Assets from Operations	768,772	940,286	63,561,674	300,290,546

Distributions to Shareholders
From net investment income:
Class A	—	(11,479)	—	(9,908,459)
Class C	—	—	—	(256,868)
Class I	—	(18,216)	—	(16,863,005)
Class Y	—	(77,180)	—	(4,953,319)
From net realized gains on investments
Class A	—	—	—	(32,207,367)
Class C	—	—	—	(2,991,271)
Class I	—	—	—	(55,020,203)
Class Y	—	—	—	(14,152,581)
Change in Net Assets from Distributions to Shareholders	—	(106,875)	—	(136,353,073)
Change in Net Assets from Capital Transactions	1,078,750	15,470,039	95,798,641	552,427,211

Total Change in Net Assets	1,847,522	16,303,450	159,360,315	716,364,684

Net Assets:
Beginning of period	16,303,450	—	3,246,444,496	2,530,079,812
End of period	$18,150,972	$16,303,450	$3,405,804,811	$3,246,444,496
Accumulated Net Investment Income (Loss)	$60,264	$—	$17,525,981	$—

See accompanying Notes to Financial Statements.

36	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014(A)	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
Capital Transactions:
Class A
Proceeds from shares sold	$526,600	$2,230,864	$163,906,828	$675,618,011
Reinvested distributions	—	11,479	—	41,200,721
Payments for shares redeemed	(78,122)	(76,052)	(189,604,059)	(476,582,111)
Change in Net Assets from Class A Share Transactions	448,478	2,166,291	(25,697,231)	240,236,621
Class C
Proceeds from shares sold	13,656	110,000	7,989,834	32,282,101
Reinvested distributions	—	—	—	3,020,461
Payments for shares redeemed	—	—	(8,324,982)	(8,349,968)
Change in Net Assets from Class C Share Transactions	13,656	110,000	(335,148)	26,952,594
Class I
Proceeds from shares sold	194,698	2,839,158	244,387,109	561,769,061
Reinvested distributions	—	18,216	—	65,076,964
Payments for shares redeemed	(178,301)	(54,192)	(169,117,668)	(395,308,230)
Change in Net Assets from Class I Share Transactions	16,397	2,803,182	75,269,441	231,537,795
Class Y
Proceeds from shares sold	600,686	10,386,365	77,253,894	185,192,312
Reinvested distributions	—	4,703	—	18,359,189
Payments for shares redeemed	(467)	(502)	(30,692,315)	(149,851,300)
Change in Net Assets from Class Y Share Transactions	600,219	10,390,566	46,561,579	53,700,201
Change in net assets from capital transactions:	$1,078,750	$15,470,039	$95,798,641	$552,427,211
Share Transactions:
Class A
Issued	47,459	204,372	7,196,693	30,236,017
Reinvested	—	1,064	—	1,832,879
Redeemed	(7,190)	(7,302)	(8,266,926)	(20,922,183)
Change in shares outstanding	40,269	198,134	(1,070,233)	11,146,713
Class C
Issued	1,228	2,021	365,257	1,523,376
Reinvested	—	—	—	141,460
Redeemed	—	—	(378,457)	(391,306)
Change in shares outstanding	1,228	2,021	(13,200)	1,273,530
Class I
Issued	17,701	259,503	10,618,406	25,069,556
Reinvested	—	1,685	—	2,876,815
Redeemed	(16,148)	(5,217)	(7,318,191)	(17,585,207)
Change in shares outstanding	1,553	255,971	3,300,215	10,361,164
Class Y
Issued	54,428	1,063,879	3,370,816	8,197,893
Reinvested	—	434	—	810,343
Redeemed	(42)	(49)	(1,315,245)	(6,653,800)
Change in shares outstanding	54,386	1,064,264	2,055,571	2,354,436
Change in shares	97,436	1,520,390	4,272,353	25,135,843

(A)	Inception date of the Fund is December 31, 2013. Fund commenced public offering and investment operations on January 2, 2014.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	37

Diamond Hill Funds

Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
From Operations
Net investment income (loss)	$35,657	$358,129	$(5,196,489)	$(6,184,693)
Net realized gains (losses) on security sales	3,857,105	13,569,740	84,094,792	228,188,910
Net realized gains (losses) on closed short positions	—	—	—	(23,364,376)
Net change in unrealized appreciation (depreciation) on investments	(645,477)	(5,538,997)	(44,991,478)	42,862,088
Change in Net Assets from Operations	3,247,285	8,388,872	33,906,825	241,501,929

Distributions to Shareholders
From net investment income:
Class A	—	(54,815)	—	—
Class I	—	(165,932)	—	—
Class Y	—	(67,401)	—	—
From net realized gains on investments
Class A	—	(1,293,630)	—	—
Class C	—	(839,134)	—	—
Class I	—	(4,414,099)	—	—
Class Y	—	(848,338)	—	—
Change in Net Assets from Distributions to Shareholders	—	(7,683,349)	—	—
Change in Net Assets from Capital Transactions	64,584,496	(6,490,816)	221,594,405	714,224,685

Total Change in Net Assets	67,831,781	(5,785,293)	255,501,230	955,726,614

Net Assets:
Beginning of period	61,972,969	67,758,262	3,972,115,101	3,016,388,487
End of period	$129,804,750	$61,972,969	$4,227,616,331	$3,972,115,101
Accumulated Net Investment Income (Loss)	$377,520	$341,863	$(5,196,489)	$—

See accompanying Notes to Financial Statements.

38	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Select Fund		Long-Short Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
Capital Transactions:
Class A
Proceeds from shares sold	$21,953,406	$6,574,390	$132,627,825	$353,604,286
Reinvested distributions	—	1,281,926	—	—
Payments for shares redeemed	(4,639,390)	(3,756,810)	(167,348,335)	(564,143,804)
Change in Net Assets from Class A Share Transactions	17,314,016	4,099,506	(34,720,510)	(210,539,518)
Class C
Proceeds from shares sold	2,901,522	3,272,404	20,893,585	47,160,963
Reinvested distributions	—	608,129	—	—
Payments for shares redeemed	(473,632)	(1,093,371)	(11,807,310)	(16,655,534)
Change in Net Assets from Class C Share Transactions	2,427,890	2,787,162	9,086,275	30,505,429
Class I
Proceeds from shares sold	46,804,865	15,319,351	669,227,361	1,621,991,232
Reinvested distributions	—	4,428,229	—	—
Payments for shares redeemed	(3,637,129)	(35,336,851)	(457,939,873)	(822,198,936)
Change in Net Assets from Class I Share Transactions	43,167,736	(15,589,271)	211,287,488	799,792,296
Class Y
Proceeds from shares sold	1,730,334	2,232,687	74,264,434	187,543,106
Reinvested distributions	—	885,602	—	—
Payments for shares redeemed	(55,480)	(906,502)	(38,323,282)	(93,076,628)
Change in Net Assets from Class Y Share Transactions	1,674,854	2,211,787	35,941,152	94,466,478
Change in net assets from capital transactions:	$64,584,496	$(6,490,816)	$221,594,405	$714,224,685
Share Transactions:
Class A
Issued	1,561,092	494,796	5,591,932	15,427,099
Reinvested	—	100,982	—	—
Redeemed	(341,508)	(280,407)	(6,984,237)	(24,506,686)
Change in shares outstanding	1,219,584	315,371	(1,392,305)	(9,079,587)
Class C
Issued	216,248	254,945	947,929	2,214,584
Reinvested	—	49,765	—	—
Redeemed	(36,976)	(82,338)	(535,256)	(782,083)
Change in shares outstanding	179,272	222,372	412,673	1,432,501
Class I
Issued	3,339,986	1,156,717	27,511,567	69,336,502
Reinvested	—	348,626	—	—
Redeemed	(264,428)	(2,641,236)	(18,943,259)	(35,523,578)
Change in shares outstanding	3,075,558	(1,135,893)	8,568,308	33,812,924
Class Y
Issued	125,867	168,726	3,060,857	8,060,507
Reinvested	—	69,549	—	—
Redeemed	(4,066)	(66,413)	(1,584,557)	(3,987,297)
Change in shares outstanding	121,801	171,862	1,476,300	4,073,210
Change in shares	4,596,215	(426,288)	9,064,976	30,239,048

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	39

Diamond Hill Funds

Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
From Operations
Net investment income (loss)	$16,494	$(35,208)	$18,318	$(17,187)
Net realized gains (losses) on security sales	3,649,213	5,537,934	795,488	2,334,465
Net realized gains (losses) on closed short positions	—	(208,743)	—	(512,591)
Net realized gains (losses) on foreign currency transactions	(1,739)	(3,118)	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,065,400)	(235,699)	(706,811)	318,785
Change in Net Assets from Operations	2,598,568	5,055,166	106,995	2,123,472

Distributions to Shareholders
From net investment income:
Class A	—	(4,864)	—	—
Class I	—	(136,937)	—	(42,765)
Class Y	—	(71,226)	—	—
From net realized gains on investments
Class A	—	(689,050)	—	—
Class C	—	(48,069)	—	—
Class I	—	(3,632,483)	—	—
Class Y	—	(1,365,593)	—	—
Change in Net Assets from Distributions to Shareholders	—	(5,948,222)	—	(42,765)
Change in Net Assets from Capital Transactions	11,991,538	12,463,191	4,566,260	(4,120,905)

Total Change in Net Assets	14,590,106	11,570,135	4,673,255	(2,040,198)

Net Assets:
Beginning of period	77,386,332	65,816,197	29,586,338	31,626,536
End of period	$91,976,438	$77,386,332	$34,259,593	$29,586,338
Accumulated Net Investment Income (Loss)	$(371,325)	$(387,819)	$(53,879)	$(72,197)

See accompanying Notes to Financial Statements.

40	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
Capital Transactions:
Class A
Proceeds from shares sold	$6,014,813	$3,466,741	$1,121,026	$1,773,833
Reinvested distributions	—	684,086	—	—
Payments for shares redeemed	(946,136)	(1,379,684)	(1,855,567)	(8,439,654)
Change in Net Assets from Class A Share Transactions	5,068,677	2,771,143	(734,541)	(6,665,821)
Class C
Proceeds from shares sold	5,351,898	161,017	130,740	456,348
Reinvested distributions	—	32,165	—	—
Payments for shares redeemed	(35,118)	(7,706)	(163,953)	(1,317,301)
Change in Net Assets from Class C Share Transactions	5,316,780	185,476	(33,213)	(860,953)
Class I
Proceeds from shares sold	11,246,818	14,210,006	7,383,223	7,450,674
Reinvested distributions	—	3,642,863	—	23,483
Payments for shares redeemed	(9,324,619)	(10,449,087)	(2,049,209)	(4,068,288)
Change in Net Assets from Class I Share Transactions	1,922,199	7,403,782	5,334,014	3,405,869
Class Y
Proceeds from shares sold	1,304,718	2,058,515	—	—
Reinvested distributions	—	318,230	—	—
Payments for shares redeemed	(1,620,836)	(273,955)	—	—
Change in Net Assets from Class Y Share Transactions	(316,118)	2,102,790	—	—
Change in net assets from capital transactions:	$11,991,538	$12,463,191	$4,566,260	$(4,120,905)
Share Transactions:
Class A
Issued	254,421	149,736	56,113	97,321
Reinvested	—	31,061	—	—
Redeemed	(40,963)	(58,821)	(95,096)	(468,090)
Change in shares outstanding	213,458	121,976	(38,983)	(370,769)
Class C
Issued	232,744	7,249	7,491	26,346
Reinvested	—	1,496	—	—
Redeemed	(1,557)	(341)	(9,021)	(77,974)
Change in shares outstanding	231,187	8,404	(1,530)	(51,628)
Class I
Issued	477,545	612,297	373,634	406,009
Reinvested	—	164,311	—	1,192
Redeemed	(397,636)	(447,242)	(106,255)	(222,771)
Change in shares outstanding	79,909	329,366	267,379	184,430
Class Y
Issued	56,006	87,218	—	—
Reinvested	—	14,310	—	—
Redeemed	(69,400)	(11,912)	—	—
Change in shares outstanding	(13,394)	89,616	—	—
Change in shares	511,160	549,362	226,866	(237,967)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	41

Diamond Hill Funds

Statements of Changes in Net Assets

	Strategic Income Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
From Operations
Net investment income (loss)	$6,166,486	$10,023,683
Net realized gains (losses) on security sales	515,201	2,971,392
Net change in unrealized appreciation (depreciation) on investments	2,000,755	(8,718,179)
Change in Net Assets from Operations	8,682,442	4,276,896

Distributions to Shareholders
From net investment income:
Class A	(787,126)	(1,703,833)
Class C	(507,761)	(940,177)
Class I	(4,216,346)	(6,306,750)
Class Y	(441,994)	(684,523)
Change in Net Assets from Distributions to Shareholders	(5,953,227)	(9,635,283)
Change in Net Assets from Capital Transactions	29,677,315	38,433,025

Total Change in Net Assets	32,406,530	33,074,638

Net Assets:
Beginning of period	219,938,668	186,864,030
End of period	$252,345,198	$219,938,668
Accumulated Net Investment Income (Loss)	$864,938	$651,679

See accompanying Notes to Financial Statements.

42	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Statements of Changes in Net Assets

	Strategic Income Fund
	For the six months ended June 30, 2015 (Unaudited)	For the year ended December 31, 2014
Capital Transactions:
Class A
Proceeds from shares sold	$7,247,473	$15,957,484
Reinvested distributions	614,789	1,343,253
Payments for shares redeemed	(5,990,082)	(25,111,482)
Change in Net Assets from Class A Share Transactions	1,872,180	(7,810,745)
Class C
Proceeds from shares sold	1,766,319	3,210,666
Reinvested distributions	281,842	483,336
Payments for shares redeemed	(1,977,929)	(5,155,055)
Change in Net Assets from Class C Share Transactions	70,232	(1,461,053)
Class I
Proceeds from shares sold	41,116,580	62,622,412
Reinvested distributions	3,739,290	5,276,429
Payments for shares redeemed	(19,272,847)	(32,499,589)
Change in Net Assets from Class I Share Transactions	25,583,023	35,399,252
Class Y
Proceeds from shares sold	1,725,193	12,129,992
Reinvested distributions	441,994	684,414
Payments for shares redeemed	(15,307)	(508,835)
Change in Net Assets from Class Y Share Transactions	2,151,880	12,305,571
Change in net assets from capital transactions:	$29,677,315	$38,433,025
Share Transactions:
Class A
Issued	649,817	1,423,260
Reinvested	55,304	120,274
Redeemed	(538,434)	(2,242,148)
Change in shares outstanding	166,687	(698,614)
Class C
Issued	159,614	288,054
Reinvested	25,404	43,407
Redeemed	(178,249)	(464,281)
Change in shares outstanding	6,769	(132,820)
Class I
Issued	3,711,346	5,624,478
Reinvested	337,297	474,994
Redeemed	(1,736,901)	(2,950,922)
Change in shares outstanding	2,311,742	3,148,550
Class Y
Issued	155,210	1,084,325
Reinvested	39,870	61,601
Redeemed	(1,375)	(46,568)
Change in shares outstanding	193,705	1,099,358
Change in shares	2,678,903	3,416,474

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	43

Small Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$32.61	(0.01	)(C)	0.85	0.84
For the year ended December 31, 2014	$32.72	(0.11	)(C)	1.57	1.46
For the year ended December 31, 2013	$24.95	—	(C)(F)	9.86	9.86
For the year ended December 31, 2012	$23.04	0.07	(C)	2.88	2.95
For the year ended December 31, 2011	$25.80	(0.08)		(1.80)	(1.88)
For the year ended December 31, 2010	$21.31	(0.05)		4.95	4.90

Class C
For the six months ended June 30, 2015 (Unaudited)	$29.23	(0.12	)(C)	0.75	0.63
For the year ended December 31, 2014	$29.70	(0.33	)(C)	1.43	1.10
For the year ended December 31, 2013	$22.94	(0.21	)(C)	9.03	8.82
For the year ended December 31, 2012	$21.34	(0.10	)(C)	2.65	2.55
For the year ended December 31, 2011	$24.14	(0.25)		(1.67)	(1.92)
For the year ended December 31, 2010	$20.12	(0.16)		4.59	4.43

Class I
For the six months ended June 30, 2015 (Unaudited)	$33.04	0.03	(C)	0.86	0.89
For the year ended December 31, 2014	$33.10	(0.02	)(C)	1.59	1.57
For the year ended December 31, 2013	$25.21	0.07	(C)	9.98	10.05
For the year ended December 31, 2012	$23.27	0.14	(C)	2.90	3.04
For the year ended December 31, 2011	$26.01	(0.01)		(1.82)	(1.83)
For the year ended December 31, 2010	$21.41	—	(F)	5.01	5.01

Class Y(G)
For the six months ended June 30, 2015 (Unaudited)	$33.05	0.07	(C)	0.84	0.91
For the year ended December 31, 2014	$33.09	0.03	(C)	1.60	1.63
For the year ended December 31, 2013	$25.20	0.12	(C)	9.97	10.09
For the year ended December 31, 2012	$23.27	0.20	(C)	2.88	3.08

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

44	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$33.45	2.58	%(D)	$556,323	1.29	%(E)	(0.06	)%(E)	7	%(D)
—	(1.57)	(1.57)	$32.61	4.60%		$571,941	1.30%		(0.34)%		16%
(0.03)	(2.06)	(2.09)	$32.72	39.70%		$571,167	1.31%		(0.01)%		43%
(0.09)	(0.95)	(1.04)	$24.95	12.88%		$390,371	1.31%		0.30%		13%
—	(0.88)	(0.88)	$23.04	(7.17)%		$431,313	1.33%		(0.32)%		28%
—	(0.41)	(0.41)	$25.80	22.99%		$501,237	1.37%		(0.24)%		35%

—	—	—	$29.86	2.16	%(D)	$58,980	2.04	%(E)	(0.79	)%(E)	7	%(D)
—	(1.57)	(1.57)	$29.23	3.86%		$51,794	2.05%		(1.07)%		16%
—	(2.06)	(2.06)	$29.70	38.64%		$46,476	2.06%		(0.76)%		43%
—	(0.95)	(0.95)	$22.94	12.04%		$29,917	2.06%		(0.45)%		13%
—	(0.88)	(0.88)	$21.34	(7.83)%		$31,664	2.08%		(1.07)%		28%
—	(0.41)	(0.41)	$24.14	22.01%		$35,093	2.12%		(0.96)%		35%

—	—	—	$33.93	2.69	%(D)	$786,670	1.04	%(E)	0.19	%(E)	7	%(D)
(0.06)	(1.57)	(1.63)	$33.04	4.86%		$659,199	1.05%		(0.06)%		16%
(0.10)	(2.06)	(2.16)	$33.10	40.08%		$550,844	1.06%		0.22%		43%
(0.15)	(0.95)	(1.10)	$25.21	13.17%		$298,473	1.06%		0.56%		13%
(0.03)	(0.88)	(0.91)	$23.27	(6.91)%		$314,149	1.04%		(0.03)%		28%
—	(0.41)	(0.41)	$26.01	23.39%		$312,295	1.00%		0.20%		35%

—	—	—	$33.96	2.75	%(D)	$190,068	0.90	%(E)	0.40	%(E)	7	%(D)
(0.10)	(1.57)	(1.67)	$33.05	5.06%		$157,665	0.90%		0.10%		16%
(0.14)	(2.06)	(2.20)	$33.09	40.25%		$101,026	0.91%		0.40%		43%
(0.20)	(0.95)	(1.15)	$25.20	13.34%		$63,439	0.91%		0.82%		13%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	45

Small-Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$18.33	0.01	(C)	0.93	0.94
For the year ended December 31, 2014	$17.73	0.03	(C)	1.23	1.26
For the year ended December 31, 2013	$13.13	0.04	(C)	5.35	5.39
For the year ended December 31, 2012	$11.71	0.02	(C)	1.78	1.80
For the year ended December 31, 2011	$12.56	—	(F)	(0.53)	(0.53)
For the year ended December 31, 2010	$10.22	(0.04)		2.38	2.34

Class C
For the six months ended June 30, 2015 (Unaudited)	$17.21	(0.06	)(C)	0.88	0.82
For the year ended December 31, 2014	$16.80	(0.10	)(C)	1.15	1.05
For the year ended December 31, 2013	$12.54	(0.07	)(C)	5.09	5.02
For the year ended December 31, 2012	$11.28	(0.07	)(C)	1.71	1.64
For the year ended December 31, 2011	$12.21	(0.06)		(0.55)	(0.61)
For the year ended December 31, 2010	$10.00	(0.05)		2.26	2.21

Class I
For the six months ended June 30, 2015 (Unaudited)	$18.47	0.03	(C)	0.95	0.98
For the year ended December 31, 2014	$17.87	0.08	(C)	1.22	1.30
For the year ended December 31, 2013	$13.21	0.09	(C)	5.38	5.47
For the year ended December 31, 2012	$11.78	0.05	(C)	1.80	1.85
For the year ended December 31, 2011	$12.61	0.04		(0.54)	(0.50)
For the year ended December 31, 2010	$10.23	0.02		2.37	2.39

Class Y(H)
For the six months ended June 30, 2015 (Unaudited)	$18.49	0.05	(C)	0.94	0.99
For the year ended December 31, 2014	$17.87	0.11	(C)	1.23	1.34
For the year ended December 31, 2013	$13.20	0.12	(C)	5.38	5.50
For the year ended December 31, 2012	$11.78	0.09	(C)	1.77	1.86

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

46	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)

—	—	—	$19.27	5.13	%(D)	$110,996	1.24	%(E)	0.07	%(E)	9	%(D)
(0.02)	(0.64)	(0.66)	$18.33	7.17%	$100,820	1.25%	0.18%	27%
(0.03)	(0.76)	(0.79)	$17.73	41.25%	$61,563	1.26%	0.27%	35%
—	(F)	(0.38)	(0.38)	$13.13	15.43%	$19,607	1.26%	0.15%	26%
—	(0.32)	(0.32)	$11.71	(4.19)%	$17,461	1.28%	—	%(G)	48%
—	—	(F)	—	(F)	$12.56	23.03%	$17,216	1.32%	(0.17)%	35%

—	—	—	$18.03	4.76	%(D)	$26,999	1.99	%(E)	(0.69	)%(E)	9	%(D)
—	(0.64)	(0.64)	$17.21	6.33%	$25,276	2.00%	(0.59)%	27%
—	(0.76)	(0.76)	$16.80	40.21%	$19,184	2.01%	(0.45)%	35%
—	(0.38)	(0.38)	$12.54	14.57%	$9,169	2.01%	(0.59)%	26%
—	(0.32)	(0.32)	$11.28	(4.89)%	$8,110	2.02%	(0.74)%	48%
—	—	(F)	—	(F)	$12.21	22.14%	$7,417	2.07%	(0.90)%	35%

—	—	—	$19.45	5.31	%(D)	$417,612	0.99	%(E)	0.35	%(E)	9	%(D)
(0.06)	(0.64)	(0.70)	$18.47	7.36%	$264,824	1.00%	0.42%	27%
(0.05)	(0.76)	(0.81)	$17.87	41.64%	$148,927	1.01%	0.54%	35%
(0.04)	(0.38)	(0.42)	$13.21	15.74%	$53,514	1.01%	0.42%	26%
(0.01)	(0.32)	(0.33)	$11.78	(3.86)%	$43,485	0.99%	0.29%	48%
(0.01)	—	(F)	(0.01)	$12.61	23.43%	$44,711	0.95%	0.22%	35%

—	—	—	$19.48	5.35	%(D)	$467,224	0.85	%(E)	0.49	%(E)	9	%(D)
(0.08)	(0.64)	(0.72)	$18.49	7.60%	$300,815	0.85%	0.62%	27%
(0.07)	(0.76)	(0.83)	$17.87	41.88%	$106,068	0.86%	0.73%	35%
(0.06)	(0.38)	(0.44)	$13.20	15.84%	$30,940	0.86%	0.68%	26%

(D)	Not annualized.

(E)	Annualized

(F)	Amount is less than $0.005.

(G)	Amount is less than 0.005%.

(H)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	47

Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid-Cap Fund(A)	Net asset value, beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$10.70	0.02	0.46	0.48
For the year ended December 31, 2014	$10.00	0.06	0.70	0.76

Class C
For the six months ended June 30, 2015 (Unaudited)	$10.68	(0.02)	0.45	0.43
For the year ended December 31, 2014	$10.00	(0.03)	0.71	0.68

Class I
For the six months ended June 30, 2015 (Unaudited)	$10.72	0.03	0.46	0.49
For the year ended December 31, 2014	$10.00	0.09	0.70	0.79

Class Y
For the six months ended June 30, 2015 (Unaudited)	$10.73	0.04	0.46	0.50
For the year ended December 31, 2014	$10.00	0.09	0.71	0.80

(A)	Inception date of the Fund is December 31, 2013. The Fund commenced public offering and investment operations on January 2, 2014.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

48	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	—	$11.18	4.49	%(E)	$2,665	1.14	%(F)	0.40	%(F)	14	%(E)
(0.06)	—	(0.06)	$10.70	7.57%		$2,120	1.15%		0.59%		28%

—	—	—	$11.11	4.03	%(E)	$36	1.89	%(F)	(0.32	)%(F)	14	%(E)
—	—	—	$10.68	6.80%		$22	1.90%		(0.25)%		28%

—	—	—	$11.21	4.57	%(E)	$2,887	0.89	%(F)	0.63	%(F)	14	%(E)
(0.07)	—	(0.07)	$10.72	7.91%		$2,743	0.90%		0.87%		28%

—	—	—	$11.23	4.66	%(E)	$12,563	0.75	%(F)	0.77	%(F)	14	%(E)
(0.07)	—	(0.07)	$10.73	8.02%		$11,419	0.75%		0.87%		28%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	49

Large Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$22.71	0.10	(C)	0.30	0.40
For the year ended December 31, 2014	$21.49	0.21	(C)	2.01	2.22
For the year ended December 31, 2013	$16.54	0.18	(C)	5.79	5.97
For the year ended December 31, 2012	$14.96	0.22	(C)	1.62	1.84
For the year ended December 31, 2011	$14.78	0.18	(C)	0.17	0.35
For the year ended December 31, 2010	$13.62	0.10		1.17	1.27

Class C
For the six months ended June 30, 2015 (Unaudited)	$21.77	0.02	(C)	0.28	0.30
For the year ended December 31, 2014	$20.68	0.04	(C)	1.93	1.97
For the year ended December 31, 2013	$15.98	0.03	(C)	5.58	5.61
For the year ended December 31, 2012	$14.46	0.10	(C)	1.56	1.66
For the year ended December 31, 2011	$14.29	0.06		0.16	0.22
For the year ended December 31, 2010	$13.18	0.02		1.09	1.11

Class I
For the six months ended June 30, 2015 (Unaudited)	$22.83	0.13	(C)	0.30	0.43
For the year ended December 31, 2014	$21.58	0.27	(C)	2.03	2.30
For the year ended December 31, 2013	$16.61	0.24	(C)	5.80	6.04
For the year ended December 31, 2012	$15.01	0.26	(C)	1.63	1.89
For the year ended December 31, 2011	$14.82	0.22		0.17	0.39
For the year ended December 31, 2010	$13.65	0.13		1.20	1.33

Class Y(G)
For the six months ended June 30, 2015 (Unaudited)	$22.84	0.15	(C)	0.29	0.44
For the year ended December 31, 2014	$21.59	0.31	(C)	2.02	2.33
For the year ended December 31, 2013	$16.60	0.26	(C)	5.83	6.09
For the year ended December 31, 2012	$15.01	0.30	(C)	1.62	1.92

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

50	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)	Net assets at end of period (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(B)

—	—	—	$23.11	1.76	%(D)	$1,178,281	1.04	%(E)	0.90	%(E)	9	%(D)
(0.19)	(0.81)	(1.00)	$22.71	10.42%	$1,182,155	1.05%	0.94%	24%
(0.16)	(0.86)	(1.02)	$21.49	36.33%	$878,903	1.06%	0.92%	21%
(0.21)	(0.05)	(0.26)	$16.54	12.29%	$617,407	1.06%	1.37%	28%
(0.17)	—	(0.17)	$14.96	2.35%	$593,124	1.12%	1.19%	16%
(0.11)	—	(0.11)	$14.78	9.29%	$459,659	1.18%	0.90%	16%

—	—	—	$22.07	1.38	%(D)	$84,653	1.79	%(E)	0.14	%(E)	9	%(D)
(0.07)	(0.81)	(0.88)	$21.77	9.60%	$83,781	1.80%	0.19%	24%
(0.05)	(0.86)	(0.91)	$20.68	35.33%	$53,241	1.81%	0.18%	21%
(0.09)	(0.05)	(0.14)	$15.98	11.49%	$33,305	1.81%	0.62%	28%
(0.05)	—	(0.05)	$14.46	1.55%	$30,465	1.87%	0.45%	16%
—	(F)	—	—	(F)	$14.29	8.45%	$29,274	1.93%	0.15%	16%

—	—	—	$23.26	1.88	%(D)	$1,713,960	0.79	%(E)	1.14	%(E)	9	%(D)
(0.24)	(0.81)	(1.05)	$22.83	10.74%	$1,606,797	0.80%	1.20%	24%
(0.21)	(0.86)	(1.07)	$21.58	36.60%	$1,295,477	0.81%	1.18%	21%
(0.24)	(0.05)	(0.29)	$16.61	12.62%	$791,031	0.81%	1.62%	28%
(0.20)	—	(0.20)	$15.01	2.60%	$684,156	0.83%	1.49%	16%
(0.16)	—	(0.16)	$14.82	9.72%	$623,147	0.81%	1.29%	16%

—	—	—	$23.28	1.93	%(D)	$428,911	0.65	%(E)	1.27	%(E)	9	%(D)
(0.27)	(0.81)	(1.08)	$22.84	10.89%	$373,711	0.65%	1.36%	24%
(0.24)	(0.86)	(1.10)	$21.59	36.87%	$302,458	0.66%	1.32%	21%
(0.28)	(0.05)	(0.33)	$16.60	12.79%	$224,073	0.66%	1.87%	28%

(D)	Not annualized.

(E)	Annualized

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	51

Select Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$12.96	—	(C)(F)	0.88	0.88
For the year ended December 31, 2014	$13.00	0.05	(C)	1.38	1.43
For the year ended December 31, 2013	$10.45	0.05	(C)	4.48	4.53
For the year ended December 31, 2012	$9.69	0.12	(C)	0.97	1.09
For the year ended December 31, 2011	$9.99	0.08		(0.33)	(0.25)
For the year ended December 31, 2010	$9.02	0.07		0.91	0.98

Class C
For the six months ended June 30, 2015 (Unaudited)	$12.54	(0.05	)(C)	0.85	0.80
For the year ended December 31, 2014	$12.67	(0.05	)(C)	1.34	1.29
For the year ended December 31, 2013	$10.25	(0.04	)(C)	4.38	4.34
For the year ended December 31, 2012	$9.51	0.04	(C)	0.95	0.99
For the year ended December 31, 2011	$9.83	0.02		(0.34)	(0.32)
For the year ended December 31, 2010	$8.94	(0.01)		0.90	0.89

Class I
For the six months ended June 30, 2015 (Unaudited)	$12.95	0.02	(C)	0.88	0.90
For the year ended December 31, 2014	$12.97	0.09	(C)	1.38	1.47
For the year ended December 31, 2013	$10.43	0.09	(C)	4.46	4.55
For the year ended December 31, 2012	$9.68	0.15	(C)	0.96	1.11
For the year ended December 31, 2011	$9.98	0.11		(0.33)	(0.22)
For the year ended December 31, 2010	$9.02	0.07		0.94	1.01

Class Y(G)
For the six months ended June 30, 2015 (Unaudited)	$12.96	0.02	(C)	0.89	0.91
For the year ended December 31, 2014	$12.99	0.10	(C)	1.39	1.49
For the year ended December 31, 2013	$10.43	0.11	(C)	4.48	4.59
For the year ended December 31, 2012	$9.68	0.17	(C)	0.96	1.13

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

52	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

—	—	—	$13.84	6.79	%(D)	$30,732	1.19	%(E)	0.01	%(E)	19	%(D)
(0.05)	(1.42)	(1.47)	$12.96	11.30%		$12,963	1.20%		0.36%		53%
(0.09)	(1.89)	(1.98)	$13.00	44.04%		$8,905	1.22%		0.42%		70%
(0.08)	(0.25)	(0.33)	$10.45	11.27%		$7,778	1.21%		1.15%		38%
(0.05)	—	(0.05)	$9.69	(2.53)%		$8,071	1.23%		0.92%		26%
(0.01)	—	(0.01)	$9.99	10.83%		$7,437	1.28%		0.67%		18%

—	—	—	$13.34	6.38	%(D)	$11,187	1.94	%(E)	(0.78	)%(E)	19	%(D)
—	(1.42)	(1.42)	$12.54	10.46%		$8,265	1.95%		(0.39)%		53%
(0.03)	(1.89)	(1.92)	$12.67	43.08%		$5,533	1.97%		(0.35)%		70%
—	(0.25)	(0.25)	$10.25	10.44%		$3,271	1.96%		0.41%		38%
—	—	—	$9.51	(3.26)%		$3,630	1.98%		0.15%		26%
—	—	—	$9.83	9.96%		$4,254	2.03%		(0.08)%		18%

—	—	—	$13.85	6.95	%(D)	$76,837	0.94	%(E)	0.22	%(E)	19	%(D)
(0.07)	(1.42)	(1.49)	$12.95	11.57%		$31,999	0.95%		0.64%		53%
(0.12)	(1.89)	(2.01)	$12.97	44.35%		$46,787	0.97%		0.66%		70%
(0.11)	(0.25)	(0.36)	$10.43	11.54%		$41,862	0.96%		1.44%		38%
(0.08)	—	(0.08)	$9.68	(2.25)%		$34,388	0.95%		1.21%		26%
(0.05)	—	(0.05)	$9.98	11.19%		$31,619	0.91%		1.05%		18%

—	—	—	$13.87	7.02	%(D)	$11,049	0.80	%(E)	0.35	%(E)	19	%(D)
(0.10)	(1.42)	(1.52)	$12.96	11.74%		$8,746	0.80%		0.76%		53%
(0.14)	(1.89)	(2.03)	$12.99	44.70%		$6,534	0.82%		0.82%		70%
(0.13)	(0.25)	(0.38)	$10.43	11.69%		$5,788	0.81%		1.62%		38%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	53

Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$23.87	(0.05	)(D)	0.24	0.19
For the year ended December 31, 2014	$22.26	(0.08	)(D)	1.69	1.61
For the year ended December 31, 2013	$18.15	(0.05	)(D)	4.21	4.16
For the year ended December 31, 2012	$16.75	0.06	(D)	1.36	1.42
For the year ended December 31, 2011	$16.26	0.03	(D)	0.46	0.49
For the year ended December 31, 2010	$16.31	—	(G)	(0.05)	(0.05)

Class C
For the six months ended June 30, 2015 (Unaudited)	$21.98	(0.13	)(D)	0.22	0.09
For the year ended December 31, 2014	$20.65	(0.23	)(D)	1.56	1.33
For the year ended December 31, 2013	$16.93	(0.19	)(D)	3.91	3.72
For the year ended December 31, 2012	$15.72	(0.07	)(D)	1.28	1.21
For the year ended December 31, 2011	$15.37	(0.08	)(D)	0.43	0.35
For the year ended December 31, 2010	$15.54	(0.19)		0.02	(0.17)

Class I
For the six months ended June 30, 2015 (Unaudited)	$24.22	(0.02	)(D)	0.24	0.22
For the year ended December 31, 2014	$22.52	(0.02	)(D)	1.72	1.70
For the year ended December 31, 2013	$18.35	—	(D)(G)	4.26	4.26
For the year ended December 31, 2012	$16.93	0.10	(D)	1.38	1.48
For the year ended December 31, 2011	$16.42	0.09	(D)	0.45	0.54
For the year ended December 31, 2010	$16.42	0.04		(0.03)	0.01

Class Y(I)
For the six months ended June 30, 2015 (Unaudited)	$24.25	(0.01	)(D)	0.25	0.24
For the year ended December 31, 2014	$22.52	0.01	(D)	1.72	1.73
For the year ended December 31, 2013	$18.35	0.04	(D)	4.25	4.29
For the year ended December 31, 2012	$16.93	0.14	(D)	1.37	1.51

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.39% for Class A, 2.14% for Class C, 1.14% for Class I and 1.00% for Class Y.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

54	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(B)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(C)

—	—	$24.06	0.80	%(E)	$675,551	1.80	%(F)	(0.43	)%(F)	27	%(E)
—	—	$23.87	7.23%		$703,572	1.83%		(0.33)%		60%
(0.05)	(0.05)	$22.26	22.92%		$858,112	1.83%		(0.25)%		30%
(0.02)	(0.02)	$18.15	8.46%		$533,722	1.75%		0.32%		39%
—	—	$16.75	3.01%		$512,870	1.67%		0.21%		50%
—	—	$16.26	(0.31)%		$698,670	1.81%		0.01%		43%

—	—	$22.07	0.41	%(D)	$180,072	2.55	%(F)	(1.18	)%(F)	27	%(E)
—	—	$21.98	6.44%		$170,278	2.58%		(1.09)%		60%
—	—	$20.65	21.97%		$130,388	2.58%		(0.99)%		30%
—	—	$16.93	7.70%		$103,393	2.50%		(0.43)%		39%
—	—	$15.72	2.28%		$119,850	2.43%		(0.54)%		50%
—	—	$15.37	(1.09)%		$179,214	2.56%		(0.73)%		43%

—	—	$24.44	0.91	%(D)	$3,052,516	1.51	%(F)	(0.18	)%(F)	27	%(E)
—	—	$24.22	7.55%		$2,817,671	1.58%		(0.09)%		60%
(0.09)	(0.09)	$22.52	23.19%		$1,859,054	1.58%		—	%(H)	30%
(0.06)	(0.06)	$18.35	8.77%		$1,554,623	1.50%		0.58%		39%
(0.03)	(0.03)	$16.93	3.29%		$1,213,122	1.39%		0.52%		50%
(0.01)	(0.01)	$16.42	0.03%		$1,045,686	1.46%		0.42%		43%

—	—	$24.49	0.99	%(C)	$319,477	1.41	%(F)	(0.05	)%(F)	27	%(E)
—	—	$24.25	7.68%		$280,595	1.43%		0.06%		60%
(0.12)	(0.12)	$22.52	23.39%		$168,835	1.43%		0.18%		30%
(0.09)	(0.09)	$18.35	8.95%		$83,409	1.35%		0.79%		39%

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

(H)	Amount is less than 0.005%.

(I)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	55

Research Opportunities Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund(A)	Net asset value, beginning of period	Net investment income (loss)(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$22.52	(0.02)	0.81	0.79
For the year ended December 31, 2014	$22.82	(0.07)	1.62	1.55
For the year ended December 31, 2013	$18.34	(0.10)	6.01	5.91
For the year ended December 31, 2012	$16.60	0.02	1.93	1.95

Class C
For the six months ended June 30, 2015 (Unaudited)	$22.00	(0.09)	0.77	0.68
For the year ended December 31, 2014	$22.49	(0.24)	1.58	1.34
For the year ended December 31, 2013	$18.22	(0.26)	5.96	5.70
For the year ended December 31, 2012	$16.60	(0.09)	1.90	1.81

Class I
For the six months ended June 30, 2015 (Unaudited)	$22.61	0.01	0.81	0.82
For the year ended December 31, 2014	$22.90	(0.01)	1.62	1.61
For the year ended December 31, 2013	$18.36	(0.04)	6.01	5.97
For the year ended December 31, 2012	$16.60	0.05	1.95	2.00

Class Y
For the six months ended June 30, 2015 (Unaudited)	$22.64	0.02	0.82	0.84
For the year ended December 31, 2014	$22.92	0.03	1.62	1.65
For the year ended December 31, 2013	$18.36	—	(H)	6.02	6.02
For the year ended December 31, 2012	$16.60	0.08	1.94	2.02

(A)	Inception date of the Fund is December 30, 2011. The Fund commenced public offering on January 3, 2012.

(B)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)	This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.49% for Class A, 2.24% for Class C, 1.24% for Class I and 1.10% for Class Y.

See accompanying Notes to Financial Statements.

56	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income		Distributions from net realized gains	Total distributions	Net asset value at end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)

—		—	—	$23.31	3.51	%(F)	$14,800	1.75	%(G)	(0.19	)%(G)	57	%(F)
(0.02)		(1.83)	(1.85)	$22.52	6.96%		$9,492	1.74%		(0.29)%		57%
—		(1.43)	(1.43)	$22.82	32.43%		$6,836	1.77%		(0.45)%		72%
(0.02)		(0.19)	(0.21)	$18.34	11.73%		$1,120	1.63%		0.10%		35%

—		—	—	$22.68	3.09	%(F)	$5,933	2.50	%(G)	(0.82	)%(G)	57	%(F)
—		(1.83)	(1.83)	$22.00	6.17%		$668	2.49%		(1.03)%		57%
—		(1.43)	(1.43)	$22.49	31.48%		$494	2.52%		(1.19)%		72%
—		(0.19)	(0.19)	$18.22	10.91%		$148	2.38%		(0.51)%		35%

—		—	—	$23.43	3.63	%(F)	$53,609	1.50	%(G)	0.06	%(G)	57	%(F)
(0.07)		(1.83)	(1.90)	$22.61	7.21%		$49,920	1.49%		0.50%		57%
—	(H)	(1.43)	(1.43)	$22.90	32.76%		$43,018	1.52%		(0.17)%		72%
(0.05)		(0.19)	(0.24)	$18.36	12.03%		$15,978	1.38%		0.30%		35%

—		—	—	$23.48	3.71	%(F)	$17,634	1.36	%(G)	0.21	%(G)	57	%(F)
(0.10)		(1.83)	(1.93)	$22.64	7.37%		$17,307	1.34%		0.11%		57%
(0.03)		(1.43)	(1.46)	$22.92	32.99%		$15,468	1.37%		0.02%		72%
(0.07)		(0.19)	(0.26)	$18.36	12.17%		$11,572	1.23%		0.45%		35%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized.

(H)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	57

Financial Long-Short Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$19.61	0.01	(D)	0.11	0.12
For the year ended December 31, 2014	$18.13	(0.02	)(D)	1.50	1.48
For the year ended December 31, 2013	$13.24	(0.05	)(D)	4.94	4.89
For the year ended December 31, 2012	$10.51	0.06	(D)	2.74	2.80
For the year ended December 31, 2011	$12.18	0.02		(1.65)	(1.63)
For the year ended December 31, 2010	$10.43	0.02		1.73	1.75

Class C
For the six months ended June 30, 2015 (Unaudited)	$18.26	(0.06	)(D)	0.11	0.05
For the year ended December 31, 2014	$17.00	(0.15	)(D)	1.41	1.26
For the year ended December 31, 2013	$12.51	(0.17	)(D)	4.66	4.49
For the year ended December 31, 2012	$9.96	(0.02	)(D)	2.57	2.55
For the year ended December 31, 2011	$11.58	(0.07	)(D)	(1.55)	(1.62)
For the year ended December 31, 2010	$9.99	(0.10)		1.69	1.59

Class I
For the six months ended June 30, 2015 (Unaudited)	$19.57	0.03	(D)	0.12	0.15
For the year ended December 31, 2014	$18.10	0.02	(D)	1.50	1.52
For the year ended December 31, 2013	$13.18	(0.02	)(D)	4.94	4.92
For the year ended December 31, 2012	$10.47	0.10	(D)	2.72	2.82
For the year ended December 31, 2011	$12.14	0.07		(1.67)	(1.60)
For the year ended December 31, 2010	$10.37	0.08		1.71	1.79

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.49% for Class A, 2.24% for Class C and 1.24% for Class I.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

58	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(B)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(C)

—	—	$19.73	0.61	%(E)	$11,349	1.76	%(F)	0.08	%(F)	20	%(E)
—	—	$19.61	8.16%		$12,043	1.74%		(0.10)%		51%
—	—	$18.13	36.93%		$17,852	1.70%		(0.31)%		66%
(0.07)	(0.07)	$13.24	26.62%		$7,862	1.76%		0.49%		58%
(0.04)	(0.04)	$10.51	(13.39)%		$6,650	1.66%		0.14%		52%
—	—	$12.18	16.78%		$8,543	1.71%		0.09%		60%

—	—	$18.31	0.27	%(E)	$2,211	2.51	%(F)	(0.69	)%(F)	20	%(E)
—	—	$18.26	7.41%		$2,233	2.49%		(0.86)%		51%
—	—	$17.00	35.89%		$2,958	2.45%		(1.06)%		66%
—	—	$12.51	25.60%		$820	2.51%		(0.20)%		58%
—	—	$9.96	(13.99)%		$795	2.41%		(0.60)%		52%
—	—	$11.58	15.92%		$1,381	2.46%		(0.66)%		60%

—	—	$19.72	0.77	%(E)	$20,699	1.51	%(F)	0.27	%(F)	20	%(E)
(0.05)	(0.05)	$19.57	8.42%		$15,310	1.49%		0.12%		51%
—	—	$18.10	37.33%		$10,817	1.45%		(0.12)%		66%
(0.11)	(0.11)	$13.18	26.94%		$3,931	1.51%		0.85%		58%
(0.07)	(0.07)	$10.47	(13.21)%		$1,584	1.37%		0.47%		52%
(0.02)	(0.02)	$12.14	17.29%		$1,873	1.34%		0.45%		60%

(D)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	59

Strategic Income Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Strategic Income Fund	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations

Class A
For the six months ended June 30, 2015 (Unaudited)	$10.94	0.28	(C)	0.13		0.41
For the year ended December 31, 2014	$11.19	0.51	(C)	(0.28)		0.23
For the year ended December 31, 2013	$11.18	0.56	(C)	—	(F)	0.56
For the year ended December 31, 2012	$10.79	0.62	(C)	0.39		1.01
For the year ended December 31, 2011	$10.86	0.65		(0.09)		0.56
For the year ended December 31, 2010	$10.15	0.64		0.69		1.33

Class C
For the six months ended June 30, 2015 (Unaudited)	$10.92	0.24	(C)	0.13		0.37
For the year ended December 31, 2014	$11.17	0.42	(C)	(0.27)		0.15
For the year ended December 31, 2013	$11.17	0.47	(C)	—	(F)	0.47
For the year ended December 31, 2012	$10.78	0.53	(C)	0.40		0.93
For the year ended December 31, 2011	$10.85	0.56		(0.08)		0.48
For the year ended December 31, 2010	$10.15	0.54		0.70		1.24

Class I
For the six months ended June 30, 2015 (Unaudited)	$10.91	0.29	(C)	0.13		0.42
For the year ended December 31, 2014	$11.16	0.54	(C)	(0.27)		0.27
For the year ended December 31, 2013	$11.16	0.58	(C)	—	(F)	0.58
For the year ended December 31, 2012	$10.77	0.64	(C)	0.40		1.04
For the year ended December 31, 2011	$10.84	0.67		(0.08)		0.59
For the year ended December 31, 2010	$10.13	0.64		0.72		1.36

Class Y(G)
For the six months ended June 30, 2015 (Unaudited)	$10.91	0.30	(C)	0.13		0.43
For the year ended December 31, 2014	$11.16	0.55	(C)	(0.27)		0.28
For the year ended December 31, 2013	$11.15	0.60	(C)	—	(F)	0.60
For the year ended December 31, 2012	$10.77	0.66	(C)	0.38		1.04

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

60	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Dividends from net investment income	Total distributions	Net asset value at end of period	Total return(A)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(B)

(0.27)	(0.27)	$11.08	3.73	%(D)	$33,532	0.95	%(E)	5.08	%(E)	29	%(D)
(0.48)	(0.48)	$10.94	2.10%		$31,282	1.00%		4.52%		56%
(0.55)	(0.55)	$11.19	5.13%		$39,801	1.02%		5.00%		60%
(0.62)	(0.62)	$11.18	9.55%		$44,374	1.02%		5.57%		33%
(0.63)	(0.63)	$10.79	5.21%		$38,895	1.02%		5.80%		36%
(0.62)	(0.62)	$10.86	13.33%		$42,360	1.06%		5.81%		68%

(0.23)	(0.23)	$11.06	3.38	%(D)	$24,465	1.70	%(E)	4.33	%(E)	29	%(D)
(0.40)	(0.40)	$10.92	1.37%		$24,088	1.75%		3.80%		56%
(0.47)	(0.47)	$11.17	4.26%		$26,126	1.77%		4.25%		60%
(0.54)	(0.54)	$11.17	8.76%		$27,801	1.77%		4.81%		33%
(0.55)	(0.55)	$10.78	4.48%		$23,717	1.77%		5.06%		36%
(0.54)	(0.54)	$10.85	12.39%		$24,264	1.81%		5.06%		68%

(0.28)	(0.28)	$11.05	3.88	%(D)	$176,174	0.70	%(E)	5.33	%(E)	29	%(D)
(0.52)	(0.52)	$10.91	2.38%		$148,737	0.75%		4.82%		56%
(0.58)	(0.58)	$11.16	5.30%		$117,009	0.77%		5.24%		60%
(0.65)	(0.65)	$11.16	9.83%		$103,738	0.77%		5.81%		33%
(0.66)	(0.66)	$10.77	5.53%		$83,418	0.73%		6.10%		36%
(0.65)	(0.65)	$10.84	13.77%		$76,893	0.69%		6.18%		68%

(0.29)	(0.29)	$11.05	3.93	%(D)	$18,175	0.56	%(E)	5.47	%(E)	29	%(D)
(0.53)	(0.53)	$10.91	2.54%		$15,831	0.60%		4.96%		56%
(0.59)	(0.59)	$11.16	5.55%		$3,927	0.62%		5.35%		60%
(0.66)	(0.66)	$11.15	9.90%		$2,515	0.62%		5.95%		33%

(D)	Not annualized.

(E)	Annualized.

(F)	Amount is less than $0.005.

(G)	Inception date of Class Y is December 30, 2011. Class Y commenced public offering on January 3, 2012.

See accompanying Notes to Financial Statements.

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Diamond Hill Funds

Notes to Financial Statements

June 30, 2015 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

Effective June 12, 2015, the Long-Short Fund closed to most new investors.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Approximately 0.4% of the Strategic Income Fund’s June 30, 2015 net assets are being valued using estimates provided by the Fair Value Committee.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	63

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of June 30, 2015 based on input levels assigned at December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs

Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,287,520,556	$—
Registered Investment Companies	457,147,696	—

Total	1,744,668,252	—
Small-Mid Cap Fund
Common Stocks*	937,809,126	—
Registered Investment Companies	230,868,971	—

Total	1,168,678,097	—
Mid Cap Fund
Common Stocks*	16,888,807	—
Registered Investment Companies	6,569,763	—

Total	23,458,570	—
Large Cap Fund
Common Stocks*	3,381,419,524	—
Registered Investment Companies	98,303,721	—

Total	3,479,723,245	—
Select Fund
Common Stocks*	124,211,442	—
Registered Investment Companies	42,677,141	—

Total	166,888,583	—

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs

Long-Short Fund
Common Stocks*	$3,411,150,132	$—
Registered Investment Companies	1,437,821,798	—

Total	4,848,971,930	—
Research Opportunities Fund
Common Stocks*	83,113,470	721,337
Corporate Bond*	—	419,625
Registered Investment Company	5,488,519	—

Total	88,601,989	1,140,962
Financial Long-Short Fund
Common Stocks*	30,097,672	—
Registered Investment Companies	13,942,711	—

Total	44,040,383	—
Strategic Income Fund
Collateralized Debt Obligations	—	898,570
Corporate Bonds*	—	218,714,000
Registered Investment Companies	50,921,141	—

Total	50,921,141	219,612,570

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(994,945,213)	—
Research Opportunities Fund
Common Stocks*	(16,155,963)	—
Financial Long-Short Fund
Common Stocks*	(3,883,079)	—

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The Funds did not hold any Level 3 securities during the six months ended June 30, 2015.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow

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Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”) to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain 85% of their respective net securities lending income and pay State Street the remaining 15%.

As of June 30, 2015, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$150,498,265	$154,208,481
Small-Mid Cap Fund	126,613,501	131,012,351
Mid Cap Fund	5,060,088	5,190,246
Large Cap Fund	66,635,303	71,748,039
Select Fund	36,208,586	36,603,983
Long-Short Fund	851,581,677	868,030,675
Financial Long-Short Fund	9,534,118	9,734,798
Strategic Income Fund	17,789,724	18,711,068

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting

66	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2011 through 2014) and have concluded that no provision for income tax is required in their financial statements.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund, and Financial Long-Short Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carry-forwards and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	67

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

Foreign securities country risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2015, purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$171,595,661	$78,985,209
Small-Mid Cap Fund	339,885,910	73,937,333
Mid Cap Fund	3,103,587	2,158,545
Large Cap Fund	427,705,340	298,144,130
Select Fund	76,433,838	15,029,833
Long-Short Fund	663,651,928	768,256,567
Research Opportunities Fund	38,047,517	35,750,652
Financial Long-Short Fund	7,245,653	4,722,920
Strategic Income Fund	73,404,617	62,280,815

68	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2015:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$139,071	0.01%
Small-Mid Cap Fund	246,648	0.03%
Mid Cap Fund	2,152	0.01%
Large Cap Fund	163,268	0.00%
Select Fund	31,542	0.04%
Long-Short Fund	498,571	0.01%
Research Opportunities Fund	39,098	0.05%
Financial Long-Short Fund	5,004	0.02%

Investment Advisory Fees and Other Transactions with Affiliates

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.75%, 0.65%, 0.55%, 0.70%, 0.90%, 1.00%, 1.00% and 0.45% of the Fund’s average daily net assets, respectively. Prior to February 28, 2015, the annual rate for the Strategic Income Fund was 0.50% of the Fund’s average daily net assets. The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund entered into an administrative services agreement whereby DHCM is paid a fee at an annual rate of 0.24% for Class A Shares and Class C Shares, 0.21% for Class I Shares and 0.10% for Class Y shares of each class’ average daily net assets. Prior to July 1, 2015, the fees paid by Class I shares under the administrative services agreement was 0.24% of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Class A and Class C Shares (the “Plan”). Under the Plan, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay distribution and shareholder-servicing fees at an annual rate of 0.75% and 0.25%, respectively, of Class C’s average daily net assets. Class I and Class Y shares are

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	69

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with BHIL Distributors, Inc. (“Distributor”), an affiliate of DHCM. Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

For the six months ended June 30, 2015, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$9,730
Small-Mid Cap Fund	3,845
Large Cap Fund	13,576
Select Fund	5,612
Long-Short Fund	36,000
Research Opportunities Fund	65
Financial Long-Short Fund	267
Strategic Income Fund	529

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds for the six months ended June 30, 2015 as follows:

Small Cap Fund	$338
Small-Mid Cap Fund	1,013
Large Cap Fund	1,808
Select Fund	403
Long-Short Fund	1,035
Strategic Income Fund	1,738

Certain Officers of the Trust are affiliated with DHCM or the Distributor. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. Collectively, the Independent Trustees were paid $190,000 in fees during the six months ended June 30, 2015.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure

70	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets, as items such as short-term capital gains are treated as ordinary income for tax purposes.

The tax character of distributions paid during 2014 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Select Fund
Distributions paid from:
Ordinary income	$3,245,857	$3,901,585	$106,875	$45,353,389	$1,999,961
Long-term capital gains	64,648,041	20,435,261	—	90,999,684	5,683,388

Total distributions	$67,893,898	$24,336,846	$106,875	$136,353,073	$7,683,349

		Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Distributions paid from:
Ordinary income		$—	$1,387,607	$42,765	$9,635,283
Long-term capital gains		—	4,560,615	—	—

Total distributions		$—	$5,948,222	$42,765	$9,635,283

The following information is computed on a tax basis for each item as of December 31, 2014:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Select Fund
Net unrealized appreciation on portfolio investments	$337,338,082	$73,145,428	$896,761	$858,629,594	$11,034,106
Undistributed ordinary income	2,400,195	—	—	—	398,855
Undistributed capital gains	2,811,559	2,107,452	—	38,107,839	326,740
Capital loss carryforwards	—	—	(62,720)	—	—

Accumulated earnings	$342,549,836	$75,252,880	$834,041	$896,737,433	$11,759,701

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	71

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Net unrealized appreciation (depreciation) on portfolio investments	$707,939,802	$9,047,195	$5,253,087	$(4,338,747)
Undistributed ordinary income	—	8,631	19,196	685,734
Undistributed capital gains	—	1,016,805	—	—
Capital loss carryforwards	(118,576,181)	—	(9,084,715)	(11,474,175)

Accumulated earnings (deficit)	$589,363,621	$10,072,631	$(3,812,432)	$(15,127,188)

As of June 30, 2015, the Funds’ federal tax cost of investment securities and net unrealized appreciation (depreciation) were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Select Fund
Tax cost of portfolio investments	$1,386,190,986	$1,061,859,859	$21,896,764	$2,668,193,013	$156,459,018

Gross unrealized appreciation	405,882,669	123,724,384	2,047,187	839,663,788	12,183,746
Gross unrealized depreciation	(47,405,403)	(16,906,146)	(485,381)	(28,133,556)	(1,754,181)

Net unrealized appreciation on portfolio investments	$358,477,266	$106,818,238	$1,561,806	$811,530,232	$10,429,565

		Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Strategic Income Fund
Tax cost of long portfolio investments		$3,990,451,540	$80,666,248	$38,895,517	$272,897,299

Gross unrealized appreciation		879,992,586	11,916,973	5,789,940	2,554,454
Gross unrealized depreciation		(21,472,196)	(2,840,270)	(645,074)	(4,918,042)

Net unrealized appreciation on long portfolio investments		$858,520,390	$9,076,703	$5,144,866	$(2,363,588)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

72	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Notes to Financial Statements (Continued)

June 30, 2015 (Unaudited)

As of the latest tax year ended December 31, 2014, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expire. As of June 30, 2015, all CLCFs were subject to expiration.

CLCFs subject to expiration:

	Amount	Expires December 31,
Long-Short Fund	$49,399,084	2017
	69,177,097	2018

	$118,576,181

Financial Long-Short Fund	$2,544,587	2016
	6,540,128	2017

	$9,084,715

Strategic Income Fund	$6,202,321	2016
	5,271,854	2017

	$11,474,175

As of the latest tax year ended December 31, 2014, Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund utilized $186,138,457, $1,751,815 and $2,971,654, respectively, of CLCFs.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net CLCFs will be determined at the end of the current tax year.

Subsequent Events

The Funds evaluated events from June 30, 2015 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	73

Diamond Hill Funds

Other Items

June 30, 2015 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

74	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

Diamond Hill Funds

Schedule of Shareholder Expenses

Hypothetical Example of a $1,000 Investment at Beginning of Period

(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2015 and held for the entire period from January 1, 2015 through June 30, 2015.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	1,025.80	1,018.40	6.48	6.46	1.29
Class C	1,000.00	1,000.00	1,021.60	1,014.68	10.23	10.19	2.04
Class I	1,000.00	1,000.00	1,026.90	1,019.64	5.23	5.21	1.04
Class Y	1,000.00	1,000.00	1,027.50	1,020.33	4.52	4.51	0.90
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,051.30	1,018.65	6.31	6.21	1.24
Class C	1,000.00	1,000.00	1,047.60	1,014.93	10.10	9.94	1.99
Class I	1,000.00	1,000.00	1,053.10	1,019.89	5.04	4.96	0.99
Class Y	1,000.00	1,000.00	1,053.50	1,020.58	4.33	4.26	0.85

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	75

Diamond Hill Funds

Schedule of Shareholder Expenses

Hypothetical Example of a $1,000 Investment at Beginning of Period

(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Mid Cap Fund Class
Class A	1,000.00	1,000.00	1,044.90	1,019.14	5.78	5.71	1.14
Class C	1,000.00	1,000.00	1,040.30	1,015.42	9.56	9.44	1.89
Class I	1,000.00	1,000.00	1,045.70	1,020.38	4.51	4.46	0.89
Class Y	1,000.00	1,000.00	1,046.60	1,021.08	3.81	3.76	0.75
Large Cap Fund
Class A	1,000.00	1,000.00	1,017.60	1,019.64	5.20	5.21	1.04
Class C	1,000.00	1,000.00	1,013.80	1,015.92	8.94	8.95	1.79
Class I	1,000.00	1,000.00	1,018.80	1,020.88	3.95	3.96	0.79
Class Y	1,000.00	1,000.00	1,019.30	1,021.57	3.25	3.26	0.65
Select Fund
Class A	1,000.00	1,000.00	1,067.90	1,018.89	6.10	5.96	1.19
Class C	1,000.00	1,000.00	1,063.80	1,015.17	9.93	9.69	1.94
Class I	1,000.00	1,000.00	1,069.50	1,020.13	4.82	4.71	0.94
Class Y	1,000.00	1,000.00	1,070.20	1,020.83	4.11	4.01	0.80
Long-Short Fund
Class A	1,000.00	1,000.00	1,008.00	1,015.87	8.96	9.00	1.80
Class C	1,000.00	1,000.00	1,004.10	1,012.15	12.67	12.72	2.55
Class I	1,000.00	1,000.00	1,009.10	1,017.11	7.72	7.75	1.55
Class Y	1,000.00	1,000.00	1,009.90	1,017.80	7.03	7.05	1.41
Research Opportunities Fund
Class A	1,000.00	1,000.00	1,035.10	1,016.12	8.83	8.75	1.75
Class C	1,000.00	1,000.00	1,030.90	1,012.40	12.59	12.47	2.50
Class I	1,000.00	1,000.00	1,036.30	1,017.36	7.57	7.50	1.50
Class Y	1,000.00	1,000.00	1,037.10	1,018.05	6.87	6.80	1.36
Financial Long-Short Fund
Class A	1,000.00	1,000.00	1,006.10	1,016.07	8.75	8.80	1.76
Class C	1,000.00	1,000.00	1,002.70	1,012.35	12.46	12.52	2.51
Class I	1,000.00	1,000.00	1,007.70	1,017.31	7.52	7.55	1.51
Strategic Income Fund
Class A	1,000.00	1,000.00	1,037.30	1,020.08	4.80	4.76	0.95
Class C	1,000.00	1,000.00	1,033.80	1,016.36	8.57	8.50	1.70
Class I	1,000.00	1,000.00	1,038.80	1,021.32	3.54	3.51	0.70
Class Y	1,000.00	1,000.00	1,039.30	1,022.02	2.83	2.81	0.56

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

76	DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM

NOTICE OF PRIVACY POLICY FOR DIAMOND HILL FUNDS

We value you as a shareholder and take your personal privacy seriously. In order to enhance our ability to provide you with the best service possible, Diamond Hill Funds (referred to as “we” or “us” or the “Funds”) collect, use and share certain information about you. This policy explains what information we collect and with whom we share it. The practices described in this policy are applicable to all customers, including prospective, current and former customers. The policy also explains how we protect the security and confidentiality of certain customer information.

SAFEGUARDING PRIVACY

Diamond Hill Funds maintain physical, electronic and procedural safeguards that comply with federal standards to ensure the safety of non-public personal customer information. In addition, we require service providers to the Funds to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers and to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal customer information.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms, such as your name, address, date of birth, social security number and investment information;

•	Information about your transactions and experiences with us, such as your account balance, transaction history and investment selections; and

•	Information you supply in written, telephonic or electronic communications with the Funds or service providers to the Funds.

INFORMATION WE SHARE

We may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information. We also may disclose non-public personal information as otherwise permitted by law.

QUESTIONS?

Questions regarding this policy may be directed to: 888-226-5595

DIAMOND HILL FUNDS	|	SEMI-ANNUAL REPORT	|	JUNE 30, 2015	|	DIAMOND-HILL.COM	77

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: BHIL DISTRIBUTORS, INC. (MEMBER FINRA), AN AFFILIATE OF THE DIAMOND HILL FUNDS

DIAMOND-HILL.COM	|	855.255.8955	|	325 JOHN H. MCCONNELL BLVD	|	SUITE 200	|	COLUMBUS, OHIO	|	43215

DH-SAR063015

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to be materially affected, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date August 28, 2015

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date August 28, 2015